UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811- 09525
                                                    ----------------------------

                               Rydex Dynamic Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Carl G. Verboncoeur
                               Rydex Dynamic Funds
                         9601 Blackwell Road, Suite 500
                            Rockville, Maryland 20850
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-301-296-5100
                                                          ---------------

                   Date of fiscal year end: December 31, 2005
                                           ------------------

                     Date of reporting period: June 30, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.


                                                                   JUNE 30, 2005
                                          RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                                  TITAN 500 FUND
                                                                TEMPEST 500 FUND
                                                               VELOCITY 100 FUND
                                                                VENTURE 100 FUND
                                                        LONG DYNAMIC DOW 30 FUND
                                                     INVERSE DYNAMIC DOW 30 FUND
                                                      TITAN 500 MASTER PORTFOLIO
                                                    TEMPEST 500 MASTER PORTFOLIO
                                                   VELOCITY 100 MASTER PORTFOLIO
                                                    VENTURE 100 MASTER PORTFOLIO
                                            LONG DYNAMIC DOW 30 MASTER PORTFOLIO
                                         INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO

                                                          [LOGO]RYDEXINVESTMENTS
                                                Essential for modern markets(TM)

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

LETTER TO OUR SHAREHOLDERS ................................................    2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS ................................    4

ABOUT SHAREHOLDERS' FUND EXPENSES .........................................    5

FUND PROFILES .............................................................    7

SCHEDULES OF INVESTMENTS ..................................................   11

DYNAMIC FUNDS

      STATEMENTS OF ASSETS AND LIABILITIES ................................   28

      STATEMENTS OF OPERATIONS ............................................   30

      STATEMENTS OF CHANGES IN NET ASSETS .................................   32

      FINANCIAL HIGHLIGHTS ................................................   34

DYNAMIC MASTER PORTFOLIOS

      STATEMENTS OF ASSETS AND LIABILITIES ................................   38

      STATEMENTS OF OPERATIONS ............................................   40

      STATEMENTS OF CHANGES IN NET ASSETS .................................   42

      FINANCIAL HIGHLIGHTS ................................................   44

NOTES TO FINANCIAL STATEMENTS .............................................   45

OTHER INFORMATION .........................................................   53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS .............................   54


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 1

LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

The first six months of 2005 were a frustrating environment for equity investors. The broad market indices remained trapped within the trading range that has defined the markets for much of the past year. The market's overall lack of direction made the implementation of investment strategies of all stripes challenging at best. In this difficult and choppy environment, the Dow Jones Industrial Average Index fell 3.58%, the S&P 500(R) Index pulled back 0.81% and the tech-laden Nasdaq 100 Index(R) lost 7.86% of its value. Small stocks underperformed their larger counterparts, as the small-cap Russell 2000(R) Index fell 1.24% compared to a decline of 0.78% for the large-cap Russell 1000(R) Index. The market's cautious tone was also evident in the horse race between growth and value, with value generally outperforming growth.

Clearly, the influence of high and rising energy prices was a major influence on stock prices. The lock step relationship between oil prices and stocks--as oil rose, stocks fell--remained in place throughout the first half of the year. Thus the rise in the price of crude oil from $41.51 a barrel at the beginning of the year to a peak of $60.48 a barrel by the end of June was a major contributor to the market's lackluster performance. As one might expect, this environment had hugely positive implications for energy and energy services stocks, which rose 19.59% and 18.42%, respectively, during the period. But not all sectors fared well. Transportation stocks were hit hard in the first half by skyrocketing fuel costs and fell 13.20%. Internet stocks also took a beating in the first half, as did basic materials and biotech.

On the plus side, the retail sector did well, as consumer sentiment and spending remained robust, as did real estate--which rose 3.54% on the back of the ongoing real estate bubble in many parts of the U.S.

Investors in international stocks faced tough sledding in the face of a powerful rally in the U.S. dollar. The MSCI EAFE Index fell 2.76% in U.S. dollar terms, as positive returns in local markets could not overcome the headwind of the dollar's rise. The rally in the value of the greenback was based on a combination of fundamental and political factors. On the fundamental side, the rapid growth in the global economy, particularly the emerging powerhouses of China and India, has generated massive amounts of excess liquidity that have found a home in U.S. financial assets, notably Treasury securities. This is compounded by the fact that relative yields, expected capital market returns and overall economic growth in the U.S. are superior to those of most of our major trading partners. On the political side, the defeat of the proposed European constitution clearly was a setback for the euro. While the actual impact on the euro zone economy is difficult to discern, the no votes by French and Dutch voters raised some doubts about the strength of the monetary union and helped drive the euro down over 10% relative to the dollar during the first half of the year.

For fixed-income investors, the environment couldn't have been more different. As widely expected, interest rates rose in the first quarter, but a powerful bond market rally unfolded in the second quarter, pulling long-term interest rates back down to secular lows, resulting in the conundrum of falling long-term interest rates even as the Federal Reserve continued to raise rates at the short end of the yield curve. While the global liquidity factor is clearly a major contributor to the decline in long-term interest rates, part of the bond market's rally has to be attributed to the mini-flight to quality in reaction to deterioration in the credit quality of many of the nation's largest corporate bond issuers, of which GM is the most notable example. The first half's roller-coaster ride in bond yields saw the 10-Year U.S. Treasury Note's yield rise from 4.22% at the beginning of the year to 4.48% by the end of the first quarter, only to come crashing down to 3.92% by the end of June. The big beneficiary on the equity side of the falling rate equation was utilities. The S&P Utility Index rose 13.16% as income-oriented investors sought out the attractive dividend yields of utility stocks.


2 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

It is difficult at this juncture to identify a catalyst that will cause equities to break out of the current trading range. Earnings growth is good but slowing. Valuations, while not at historical highs, are not cheap either. Economic growth, inflation, fiscal policy and consumer spending all remain broadly supportive of stock prices. Interest rates, while poised to rise, do not look to be a threat either to the economy or to stock prices at this point.

Strategies that have worked well in this environment--sector rotation and equal-weight strategies in particular--are likely to continue doing well. We also think a fair degree of caution on the fixed-income side is appropriate. With the Fed continuing to raise rates, it would not be surprising to see long-term interest rates adjust accordingly.

We appreciate the trust you have placed in Rydex Investments by investing with us.

Sincerely,


/s/ Carl G. Verboncoeur

Carl G. Verboncoeur
President


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS
--------------------------------------------------------------------------------

All of the Rydex Funds described in this report are benchmarked daily to leveraged or inverse versions of published indices. To properly evaluate the performance of these Funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

AN EXAMPLE OF COMPOUNDING

For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6% gain and an expectation that the fund will rise by 9%. On the same day, the fund's net asset value (NAV) increases from $10.00 to $10.90 for a gain of 9.0%-in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

              INDEX      INDEX         FUND                      FUND
              LEVEL   PERFORMANCE   EXPECTATION    FUND NAV   PERFORMANCE    ASSESSMENT
---------------------------------------------------------------------------------------
Start          100                                 $  10.00
Day 1          106        6.00%        9.00%       $  10.90      9.00%        In line
Day 2           99       -6.60%       -9.90%       $   9.82     -9.90%        In line
Cumulative               -1.00%       -1.50%                    -1.80%          -0.30%
---------------------------------------------------------------------------------------

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor's favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.


4 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS' FUND EXPENSES
--------------------------------------------------------------------------------

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund's gross income and reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2004 and ending June 30, 2005.

The following tables illustrate your fund's costs in two ways:

TABLE 1. BASED ON ACTUAL FUND RETURN. This section helps you estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN. This section is intended to help you compare your fund's cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. The example is useful in making comparisons because the Securities Exchange Commission requires all mutual funds to calculate expenses based on the 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

      Certain retirement plans such as IRA, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating your retirement account, a $15 account-closing fee will be taken from the proceeds of your redemption.

The calculations above assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs which may be incurred by some of the Fund's classes. These costs may include, but are not limited to, sales charges (loads), redemption fees, and exchange fees.

You can find more information about the Fund's expenses, including annual expense ratios for the past five years, in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS' FUND EXPENSES (CONCLUDED)
--------------------------------------------------------------------------------

TABLE 1. BASED ON ACTUAL FUND RETURN

                                                 BEGINNING          ENDING
                                             ACCOUNT VALUE   ACCOUNT VALUE      EXPENSES
                              EXPENSE         DECEMBER 31,        JUNE 30,   PAID DURING
                               RATIO+                 2004            2005       PERIOD*
----------------------------------------------------------------------------------------
TITAN 500 FUND
    A-Class                      1.62%       $    1,000.00   $      955.90   $      7.94
    C-Class                      2.35%            1,000.00          952.20         11.50
    H-Class                      1.62%            1,000.00          955.70          7.94
TEMPEST 500 FUND
    A-Class                      1.62%            1,000.00        1,032.30          8.25
    C-Class                      2.36%            1,000.00        1,028.10         12.00
    H-Class                      1.62%            1,000.00        1,032.00          8.25
VELOCITY 100 FUND
    A-Class                      1.62%            1,000.00          823.50          7.41
    C-Class                      2.35%            1,000.00          820.60         10.73
    H-Class                      1.61%            1,000.00          823.90          7.36
VENTURE 100 FUND
    A-Class                      1.62%            1,000.00        1,172.00          8.82
    C-Class                      2.36%            1,000.00        1,167.70         12.82
    H-Class                      1.62%            1,000.00        1,172.10          8.82
LONG DYNAMIC DOW 30 FUND
    A-Class                      1.62%            1,000.00          896.00          7.70
    C-Class                      2.35%            1,000.00          892.90         11.15
    H-Class                      1.61%            1,000.00          896.80          7.66
INVERSE DYNAMIC DOW 30 FUND
    A-Class                      1.60%            1,000.00        1,090.50          8.38
    C-Class                      2.37%            1,000.00        1,086.00         12.39
    H-Class                      1.62%            1,000.00        1,090.70          8.49

TABLE 2. BASED ON HYPOTHETICAL 5% RETURN
----------------------------------------------------------------------------------------
TITAN 500 FUND
    A-Class                      1.62%            1,000.00        1,016.78          8.22
    C-Class                      2.35%            1,000.00        1,013.07         11.93
    H-Class                      1.62%            1,000.00        1,016.78          8.22
TEMPEST 500 FUND
    A-Class                      1.62%            1,000.00        1,016.78          8.22
    C-Class                      2.36%            1,000.00        1,013.02         11.98
    H-Class                      1.62%            1,000.00        1,016.78          8.22
VELOCITY 100 FUND
    A-Class                      1.62%            1,000.00        1,016.78          8.22
    C-Class                      2.35%            1,000.00        1,013.07         11.93
    H-Class                      1.61%            1,000.00        1,016.83          8.17
VENTURE 100 FUND
    A-Class                      1.62%            1,000.00        1,016.78          8.22
    C-Class                      2.36%            1,000.00        1,013.02         11.98
    H-Class                      1.62%            1,000.00        1,016.78          8.22
LONG DYNAMIC DOW 30 FUND
    A-Class                      1.62%            1,000.00        1,016.78          8.22
    C-Class                      2.35%            1,000.00        1,013.07         11.93
    H-Class                      1.61%            1,000.00        1,016.83          8.17
INVERSE DYNAMIC DOW 30 FUND
    A-Class                      1.60%            1,000.00        1,016.88          8.12
    C-Class                      2.37%            1,000.00        1,012.97         12.03
    H-Class                      1.62%            1,000.00        1,016.78          8.22

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365.

+ RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO AND ARE ANNUALIZED.


6 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES
--------------------------------------------------------------------------------

TITAN 500 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                TITAN 500 FUND      S&P 500 INDEX
                                --------------      -------------
Other                                 8.8%              10.0%
Financials                           18.7%              20.3%
Information Technology               13.9%              15.6%
Health Care                          12.3%              13.1%
Consumer Discretionary               10.5%              11.0%
Industrials                          10.3%              11.2%
Consumer Staples                      9.3%              10.1%
Energy                                8.1%               8.8%
Futures Contracts                    11.0%
Equity Index Swap Agreements         96.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                     November 27, 2000
H-Class                                          May 19, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------------
General Electric Co.                                     3.1%
Exxon Mobil Corp.                                        3.1%
Microsoft Corp.                                          2.1%
Citigroup, Inc.                                          2.0%
Pfizer, Inc.                                             1.7%
Johnson & Johnson, Inc.                                  1.6%
Bank of America Corp.                                    1.6%
Wal-Mart Stores, Inc.                                    1.4%
Intel Corp.                                              1.4%
American International Group, Inc.                       1.3%
-------------------------------------------------------------
Top Ten Total                                           19.3%
-------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

TEMPEST 500 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the S&P 500 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                               TEMPEST 500 FUND     S&P 500 INDEX
                               ----------------     -------------
Other                                                   10.0%
Financials                                              20.3%
Information Technology                                  15.6%
Health Care                                             13.1%
Industrials                                             11.2%
Consumer Discretionary                                  11.0%
Consumer Staples                                        10.1%
Energy                                                   8.8%
Futures Contracts                   -37.1%
Equity Index Swap Agreements       -163.5%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                         March 7, 2001
H-Class                                          May 19, 2000

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 7

--------------------------------------------------------------------------------

VELOCITY 100 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                               VELOCITY 100 FUND   NASDAQ 100 INDEX
                               -----------------   ----------------
Other                                 8.8%              11.1%
Information Technology               51.7%              58.4%
Consumer Discretionary               18.4%              17.5%
Health Care                          11.3%              12.9%
Futures Contracts                    11.8%
Equity Index Swap Agreements         97.8%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                     November 20, 2000
H-Class                                          May 24, 2000

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------------
Microsoft Corp.                                          6.7%
Qualcomm, Inc.                                           4.7%
Intel Corp.                                              4.1%
Nextel Communications, Inc. -- Class A                   3.3%
Cisco Systems, Inc.                                      3.1%
Apple Computer, Inc.                                     3.1%
Dell, Inc.                                               2.5%
Amgen, Inc.                                              2.5%
eBay, Inc.                                               2.4%
Comcast Corp. -- Class A                                 2.1%
-------------------------------------------------------------
Top Ten Total                                           34.5%
-------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

VENTURE 100 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Nasdaq 100 Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                VENTURE 100 FUND  NASDAQ 100 INDEX
                                ----------------  ----------------
Other                                                   11.1%
Information Technology                                  58.4%
Consumer Discretionary                                  17.5%
Health Care                                             12.9%
Futures Contracts Short Sales       -20.2%
Equity Index Swap Agreements       -179.4%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                         March 8, 2001
H-Class                                          May 23, 2000

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


8 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

FUND PROFILES (CONCLUDED)
--------------------------------------------------------------------------------

LONG DYNAMIC DOW 30 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the performance of the Dow Jones Industrial Average Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                 LONG DYNAMIC    DOW JONES INDUSTRIAL
                                 DOW 30 FUND        AVERAGE INDEX
                                 ------------    --------------------
Other                                 7.6%               8.7%
Industrials                          14.7%              26.6%
Consumer Staples                      8.5%              15.5%
Financials                            7.9%              14.4%
Information Technology                6.1%              11.1%
Consumer Discretionary                5.2%               9.4%
Health Care                           5.1%               9.2%
Materials                                                5.2%
Futures Contracts                    78.8%
Equity Index Swap Agreements         64.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                     February 20, 2004
H-Class                                     February 20, 2004

TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)
-------------------------------------------------------------
Caterpillar, Inc.                                        3.9%
International Business Machines Corp.                    3.1%
3M Co.                                                   3.0%
Boeing Co.                                               2.7%
Johnson & Johnson, Inc.                                  2.7%
Altria Group, Inc.                                       2.7%
American International Group, Inc.                       2.4%
Exxon Mobil Corp.                                        2.4%
American Express Co.                                     2.2%
Procter & Gamble Co.                                     2.2%
-------------------------------------------------------------
Top Ten Total                                           27.3%
-------------------------------------------------------------

"Ten Largest Holdings" exclude any temporary cash investments or derivatives.

INVERSE DYNAMIC DOW 30 FUND

OBJECTIVE:    To provide investment results that will match the performance of a specific benchmark on a daily basis. The Fund's current benchmark is 200% of the inverse (opposite) performance of the Dow Jones Industrial Average Index.

HOLDINGS DIVERSIFICATION (MARKET EXPOSURE AS % OF NET ASSETS)

                                 INVERSE DYNAMIC  DOW JONES INDUSTRIAL
                                   DOW 30 FUND       AVERAGE INDEX
                                 ---------------  --------------------
Other                                                    8.7%
Industrials                                             26.6%
Consumer Staples                                        15.5%
Financials                                              14.4%
Information Technology                                  11.1%
Consumer Discretionary                                   9.4%
Health Care                                              9.2%
Materials                                                5.2%
Futures Contracts                   -40.9%
Equity Index Swap Agreements       -158.6%

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

INCEPTION DATES:
-------------------------------------------------------------
A-Class                                     September 1, 2004
C-Class                                     February 20, 2004
H-Class                                     February 20, 2004

The Fund invests principally in derivative instruments; such as equity index swap agreements, futures contracts, and options on index futures.


                                  THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 9

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a `master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The Feeder Fund is the sole shareholder of the Master Portfolio and is the only part of the master-feeder relationship in which shareholders can invest. As a shareholder of a Feeder Fund, you have indirect ownership of the investments of the corresponding Master Portfolio. Therefore, the Schedules of Investments of the masters are provided here to illustrate securities in which the masters invest and, indirectly, what the feeders hold. Please see Notes to Financial Statements for more information about the master-feeder arrangement.


10 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK 92.1%

FINANCIALS 18.7%
  BANKS 5.4%
  Bank of America Corp.                                 125,170   $   5,709,004
  Wells Fargo & Co.                                      52,520       3,234,182
  Wachovia Corp.                                         49,070       2,433,872
  U.S. Bancorp                                           57,040       1,665,568
  SunTrust Banks, Inc.                                   10,575         763,938
  BB&T Corp.+                                            17,010         679,890
  Fifth Third Bancorp+                                   16,240         669,250
  National City Corp.                                    18,500         631,220
  Regions Financial Corp.+                               14,440         489,227
  PNC Financial Services Group, Inc.                      8,820         480,337
  KeyCorp.+                                              12,690         420,673
  North Fork Bancorporation, Inc.                        14,865         417,558
  M&T Bank Corp.                                          3,040         319,686
  Comerica, Inc.+                                         5,250         303,450
  Marshall & Ilsley Corp.+                                6,630         294,703
  AmSouth Bancorp+                                       10,990         285,740
  Synovus Financial Corp.                                 9,680         277,526
  Zions Bancorporation                                    2,790         205,149
  Huntington Bancshares, Inc.+                            7,228         174,484
  Compass Bancshares, Inc.+                               3,860         173,700
  First Horizon National Corp.+                           3,860         162,892
                                                                  -------------
TOTAL BANKS                                                          19,792,049
                                                                  -------------
  INSURANCE 4.0%
  American International Group, Inc.                     80,770       4,692,737
  Allstate Corp.                                         20,800       1,242,800
  Prudential Financial, Inc.+                            16,250       1,066,975
  MetLife, Inc.                                          22,820       1,025,531
  St. Paul Travelers Cos., Inc.                          20,970         828,944
  Hartford Financial Services Group, Inc.+                9,225         689,845
  AFLAC, Inc.                                            15,620         676,034
  Progressive Corp.+                                      6,190         611,634
  Chubb Corp.+                                            6,080         520,509
  Marsh & McLennan Cos., Inc.+                           16,590         459,543
  ACE Ltd.                                                8,950         401,407
  Loews Corp.                                             4,965         384,787
  XL Capital Ltd.+                                        4,360         324,471
  Lincoln National Corp.                                  5,410         253,837
  MBIA, Inc.                                              4,210         249,695
  Aon Corp.+                                              9,890         247,646
  Ambac Financial Group, Inc.                             3,370         235,091
  SAFECO Corp.                                            3,970         215,730
  Jefferson-Pilot Corp.+                                  4,230         213,277
  Cincinnati Financial Corp.+                             5,192         205,396
  UnumProvident Corp.+                                    9,270         169,826
  Torchmark Corp.                                         3,240         169,128
                                                                  -------------
TOTAL INSURANCE                                                      14,884,843
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  DIVERSIFIED FINANCIALS 3.4%
  Citigroup, Inc.                                       161,920   $   7,485,562
  J.P. Morgan Chase & Co.                               109,520       3,868,246
  Moody's Corp.+                                          8,604         386,836
  Principal Financial Group, Inc.                         9,140         382,966
  CIT Group, Inc.                                         6,550         281,454
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                         12,405,064
                                                                  -------------
  CAPITAL MARKETS 2.5%
  Morgan Stanley                                         34,100       1,789,227
  Merrill Lynch & Co., Inc.                              29,419       1,618,339
  Goldman Sachs Group, Inc.+                             13,750       1,402,775
  Lehman Brothers Holdings, Inc.+                         8,614         855,198
  Bank of New York Co., Inc.                             24,225         697,195
  State Street Corp.                                     10,300         496,975
  Franklin Resources, Inc.                                6,170         474,967
  Charles Schwab Corp.                                   35,470         400,102
  Mellon Financial Corp.                                 13,165         377,704
  Bear Stearns Cos., Inc.+                                3,540         367,948
  Northern Trust Corp.                                    6,330         288,585
  T. Rowe Price Group, Inc.                               3,850         241,010
  E*Trade Financial Corp.*                               11,470         160,465
  Janus Capital Group, Inc.+                              7,060         106,182
  Federated Investors, Inc. -- Class B                    2,945          88,379
                                                                  -------------
TOTAL CAPITAL MARKETS                                                 9,365,051
                                                                  -------------
  THRIFTS & MORTGAGE FINANCE 1.6%
  Fannie Mae                                             30,130       1,759,592
  Freddie Mac+                                           21,495       1,402,119
  Washington Mutual, Inc.+                               27,300       1,110,837
  Countrywide Financial Corp.                            18,290         706,177
  Golden West Financial Corp.                             8,800         566,544
  Sovereign Bancorp, Inc.+                               11,350         253,559
  MGIC Investment Corp.+                                  2,940         191,747
                                                                  -------------
TOTAL THRIFTS & MORTGAGE FINANCE                                      5,990,575
                                                                  -------------
  CONSUMER FINANCE 1.2%
  American Express Co.                                   36,450       1,940,233
  MBNA Corp.                                             39,460       1,032,274
  SLM Corp.+                                             13,060         663,448
  Capital One Financial Corp.+                            7,850         628,078
  Providian Financial Corp.*+                             9,155         161,403
                                                                  -------------
TOTAL CONSUMER FINANCE                                                4,425,436
                                                                  -------------
  REAL ESTATE 0.6%
  Simon Property Group, Inc.+                             6,840         495,832
  Equity Office Properties Trust+                        12,690         420,039
  Equity Residential                                      8,920         328,434
  Archstone-Smith Trust+                                  6,190         239,058
  ProLogis                                                5,805         233,593
  Plum Creek Timber Co., Inc. (REIT)+                     5,725         207,818
  Apartment Investment &
    Management Co. -- Class A+                            2,970         121,532
                                                                  -------------
TOTAL REAL ESTATE                                                     2,046,306
                                                                  -------------
TOTAL FINANCIALS                                                     68,909,324
                                                                  -------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 14.0%
  SOFTWARE 3.5%
  Microsoft Corp.                                       312,740   $   7,768,462
  Oracle Corp.*                                         137,620       1,816,584
  Electronic Arts, Inc.*+                                 9,540         540,060
  Symantec Corp.*+                                       22,140         481,324
  Computer Associates International, Inc.+               16,565         455,206
  Adobe Systems, Inc.+                                   15,220         435,596
  Veritas Software Corp.*                                13,300         324,520
  Intuit, Inc.*+                                          5,765         260,059
  Autodesk, Inc.                                          7,120         244,714
  Siebel Systems, Inc.+                                  16,080         143,112
  BMC Software, Inc.*                                     6,900         123,855
  Citrix Systems, Inc.*                                   5,270         114,148
  Mercury Interactive Corp.*+                             2,700         103,572
  Compuware Corp.*                                       12,090          86,927
  Novell, Inc.*+                                         11,860          73,532
  Parametric Technology Corp.*                            8,451          53,917
                                                                  -------------
TOTAL SOFTWARE                                                       13,025,588
                                                                  -------------
  COMPUTERS & PERIPHERALS 3.3%
  International Business Machines Corp.                  50,210       3,725,582
  Dell, Inc.*                                            75,360       2,977,474
  Hewlett-Packard Co.                                    89,840       2,112,139
  EMC Corp./MA*                                          74,790       1,025,371
  Apple Computer, Inc.*                                  25,640         943,808
  Sun Microsystems, Inc.*                               106,011         395,421
  Network Appliance, Inc.*+                              11,400         322,278
  Lexmark International, Inc.*+                           3,942         255,560
  NCR Corp.*                                              5,810         204,047
  QLogic Corp.*+                                          2,830          87,362
  Gateway, Inc.*+                                         9,240          30,492
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                        12,079,534
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 3.0%
  Intel Corp.                                           192,130       5,006,908
  Texas Instruments, Inc.+                               51,730       1,452,061
  Applied Materials, Inc.+                               51,170         827,931
  Analog Devices, Inc.+                                  11,520         429,811
  Maxim Integrated Products, Inc.                        10,210         390,124
  Linear Technology Corp.+                                9,520         349,289
  Broadcom Corp. -- Class A*+                             9,110         323,496
  Xilinx, Inc.+                                          10,920         278,460
  KLA-Tencor Corp.+                                       6,125         267,663
  Freescale Semiconductor, Inc. -- Class B*              12,510         264,962
  National Semiconductor Corp.                           10,870         239,466
  Altera Corp.*+                                         11,573         229,377
  Advanced Micro Devices, Inc.*+                         12,290         213,109
  Micron Technology, Inc.*                               19,135         195,368

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Nvidia Corp.*                                           5,260   $     140,547
  Novellus Systems, Inc.*+                                4,300         106,253
  LSI Logic Corp.*                                       12,070         102,474
  Teradyne, Inc.*+                                        6,090          72,897
  PMC - Sierra, Inc.*+                                    5,610          52,341
  Applied Micro Circuits Corp.*                           9,540          24,422
                                                                  -------------
TOTAL SEMICONDUCTOR &
  SEMICONDUCTOR EQUIPMENT                                            10,966,959
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 2.4%
  Cisco Systems, Inc.*                                  198,910       3,801,170
  Qualcomm, Inc.+                                        50,850       1,678,558
  Motorola, Inc.                                         76,329       1,393,768
  Corning, Inc.*+                                        45,108         749,695
  Lucent Technologies, Inc.*+                           137,886         401,248
  Scientific-Atlanta, Inc.+                               4,740         157,700
  Comverse Technology, Inc.*+                             6,228         147,292
  Avaya, Inc.*                                           14,850         123,552
  Tellabs, Inc.*+                                        13,950         121,365
  ADC Telecommunications, Inc.*+                          3,609          78,568
  JDS Uniphase Corp.*+                                   45,070          68,506
  Andrew Corp.*+                                          5,062          64,591
  CIENA Corp.*                                           17,940          37,495
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                        8,823,508
                                                                  -------------
  IT CONSULTING & SERVICES 1.0%
  First Data Corp.                                       24,240         972,994
  Automatic Data Processing, Inc.                        18,160         762,175
  Paychex, Inc.                                          11,070         360,218
  SunGard Data Systems, Inc.*                             9,030         317,585
  Electronic Data Systems Corp.+                         16,150         310,887
  Fiserv, Inc.*+                                          5,950         255,552
  Computer Sciences Corp.*                                5,730         250,401
  Affiliated Computer Services, Inc. -- Class A*+         3,940         201,334
  Sabre Holdings Corp.+                                   4,080          81,396
  Unisys Corp.*                                          10,550          66,782
  Convergys Corp.*+                                       4,430          62,995
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                        3,642,319
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 0.4%
  Yahoo!, Inc.*+                                         40,860       1,415,799
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                    1,415,799
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.3%
  Agilent Technologies, Inc.*                            13,460         309,849
  Jabil Circuit, Inc.*                                    5,730         176,083
  Molex, Inc.+                                            5,230         136,189
  Solectron Corp.*                                       30,255         114,667
  Sanmina-SCI Corp.*                                     16,360          89,489
  Symbol Technologies, Inc.                               7,560          74,617
  Tektronix, Inc.                                         2,750          63,993
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                964,887
                                                                  -------------

                                              See Notes to Financial Statements.


12 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  OFFICE ELECTRONICS 0.1%
  Xerox Corp.*+                                          29,820   $     411,218
                                                                  -------------
TOTAL OFFICE ELECTRONICS                                                411,218
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                         51,329,812
                                                                  -------------
HEALTH CARE 12.3%
  PHARMACEUTICALS 6.6%
  Pfizer, Inc.                                          231,430       6,382,839
  Johnson & Johnson, Inc.+                               92,550       6,015,750
  Abbott Laboratories                                    48,260       2,365,223
  Merck & Co., Inc.                                      68,565       2,111,802
  Eli Lilly & Co.                                        35,270       1,964,892
  Wyeth                                                  41,659       1,853,826
  Bristol-Myers Squibb Co.+                              60,829       1,519,508
  Schering-Plough Corp.                                  45,910         875,045
  Forest Laboratories, Inc.*                             10,600         411,810
  Allergan, Inc.+                                         4,060         346,074
  Mylan Laboratories, Inc.                                8,380         161,231
  Watson Pharmaceuticals, Inc.*                           3,430         101,391
  King Pharmaceuticals, Inc.*                             7,515          78,306
                                                                  -------------
TOTAL PHARMACEUTICALS                                                24,187,697
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 2.5%
  UnitedHealth Group, Inc.+                              39,410       2,054,837
  WellPoint, Inc.*                                       19,070       1,328,035
  Cardinal Health, Inc.+                                 13,330         767,541
  Aetna, Inc.                                             9,040         748,693
  HCA, Inc.+                                             13,035         738,694
  Caremark Rx, Inc.*+                                    14,120         628,622
  Medco Health Solutions, Inc.*+                          8,625         460,230
  CIGNA Corp.                                             4,070         435,612
  McKesson Corp.                                          9,190         411,620
  Quest Diagnostics, Inc.+                                5,668         301,934
  Express Scripts, Inc.*+                                 4,620         230,908
  AmerisourceBergen Corp.+                                3,275         226,466
  Laboratory Corporation of America Holdings*+            4,190         209,081
  Health Management Associates, Inc. -- Class A+          7,665         200,670
  Humana, Inc.*+                                          5,040         200,290
  Tenet Healthcare Corp.*+                               14,580         178,459
  IMS Health, Inc.                                        7,050         174,629
  Manor Care, Inc.+                                       2,685         106,675
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                9,402,996
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 2.0%
  Medtronic, Inc.                                        37,647       1,949,738
  Baxter International, Inc.                             19,318         716,698
  Guidant Corp.                                          10,120         681,076
  Boston Scientific Corp.*                               23,340         630,180
  Zimmer Holdings, Inc.*+                                 7,690         585,747
  Stryker Corp.+                                         11,670         555,025

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  St. Jude Medical, Inc.*                                11,280   $     491,921
  Becton, Dickinson & Co.                                 7,860         412,414
  Biomet, Inc.+                                           7,840         271,578
  Fisher Scientific International, Inc.*                  3,740         242,726
  C.R. Bard, Inc.                                         3,265         217,155
  Hospira, Inc.*                                          4,920         191,880
  Bausch & Lomb, Inc.+                                    1,670         138,610
  Waters Corp.*                                           3,650         135,670
  Thermo Electron Corp.*                                  5,020         134,887
  Millipore Corp.*                                        1,545          87,648
  PerkinElmer, Inc.                                       4,035          76,262
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                7,519,215
                                                                  -------------
  BIOTECHNOLOGY 1.2%
  Amgen, Inc.*                                           38,520       2,328,919
  Gilead Sciences, Inc.*+                                14,059         618,455
  Genzyme Corp.*                                          7,850         471,707
  Biogen Idec, Inc.*                                     10,727         369,545
  Medimmune, Inc.*+                                       7,710         206,011
  Chiron Corp.*+                                          4,610         160,843
  Applera Corp. -- Applied Biosystems Group               6,135         120,676
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                   4,276,156
                                                                  -------------
TOTAL HEALTH CARE                                                    45,386,064
                                                                  -------------
CONSUMER DISCRETIONARY 10.5%
  MEDIA 3.4%
  Time Warner, Inc.*                                    145,839       2,436,970
  Comcast Corp. -- Class A*+                             68,650       2,107,555
  Viacom, Inc. -- Class B                                50,180       1,606,764
  Walt Disney Co.                                        63,540       1,599,937
  News Corp. -- Class A+                                 89,770       1,452,479
  Gannett Co., Inc.+                                      7,730         549,835
  McGraw-Hill Cos., Inc.+                                11,660         515,955
  Clear Channel Communications, Inc.+                    15,870         490,859
  Omnicom Group+                                          5,710         456,001
  Tribune Co.+                                            9,280         326,470
  Univision Communications, Inc. -- Class A*+             9,050         249,327
  Interpublic Group of Cos., Inc.*+                      13,160         160,289
  Knight-Ridder, Inc.                                     2,320         142,309
  New York Times Co. -- Class A                           4,530         141,109
  Dow Jones & Co., Inc.+                                  2,210          78,344
  Meredith Corp.                                          1,400          68,684
                                                                  -------------
TOTAL MEDIA                                                          12,382,887
                                                                  -------------
  SPECIALTY RETAIL 2.1%
  Home Depot, Inc.                                       66,800       2,598,520
  Lowe's Cos., Inc.+                                     24,040       1,399,609
  Best Buy Co., Inc.+                                     9,290         636,829
  Staples, Inc.                                          22,930         488,868

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  The Gap, Inc.                                          23,590   $     465,902
  Bed Bath & Beyond, Inc.*+                               9,200         384,376
  TJX Cos., Inc.+                                        14,640         356,484
  Limited Brands, Inc.+                                  11,830         253,399
  Office Depot, Inc.*                                     9,830         224,517
  AutoZone, Inc.*+                                        2,040         188,618
  Sherwin-Williams Co.                                    3,900         183,651
  Toys 'R' Us, Inc.*+                                     6,885         182,315
  Tiffany & Co.+                                          4,470         146,437
  AutoNation, Inc.*+                                      6,950         142,614
  RadioShack Corp.                                        4,850         112,375
  Circuit City Stores, Inc.                               5,945         102,789
  OfficeMax, Inc.                                         2,200          65,494
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                7,932,797
                                                                  -------------
  HOTELS RESTAURANTS & LEISURE 1.4%
  McDonald's Corp.                                       39,450       1,094,737
  Carnival Corp.+                                        16,395         894,347
  Starbucks Corp.*+                                      12,130         626,636
  Yum! Brands, Inc.+                                      9,020         469,762
  Marriott International, Inc. -- Class A                 6,180         421,600
  Harrah's Entertainment, Inc.+                           5,650         407,195
  Starwood Hotels & Resorts Worldwide, Inc.+              6,730         394,176
  International Game Technology, Inc.+                   10,700         301,205
  Hilton Hotels Corp.                                    11,890         283,577
  Wendy's International, Inc.                             3,580         170,587
  Darden Restaurants, Inc.                                4,530         149,399
                                                                  -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                    5,213,221
                                                                  -------------
  MULTILINE RETAIL 1.2%
  Target Corp.                                           27,490       1,495,731
  Kohl's Corp.*+                                         10,150         567,487
  Sears Holdings Corp.*+                                  3,181         476,736
  JC Penney Holding Co., Inc.+                            8,190         430,630
  Federated Department Stores, Inc.+                      5,300         388,384
  May Department Stores Co.                               9,315         374,090
  Nordstrom, Inc.+                                        3,830         260,325
  Dollar General Corp.+                                   9,390         191,180
  Family Dollar Stores, Inc.                              5,190         135,459
  Dillard's, Inc. -- Class A                              2,230          52,227
  Big Lots, Inc.*+                                        3,540          46,870
                                                                  -------------
TOTAL MULTILINE RETAIL                                                4,419,119
                                                                  -------------
  HOUSEHOLD DURABLES 0.6%
  Fortune Brands, Inc.+                                   4,530         402,264
  Pulte Homes, Inc.+                                      3,685         310,461
  Centex Corp.                                            3,980         281,267
  Black & Decker Corp.+                                   2,488         223,547

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Newell Rubbermaid, Inc.                                 8,570   $     204,309
  KB Home+                                                2,590         197,436
  Leggett & Platt, Inc.                                   5,900         156,822
  Whirlpool Corp.+                                        2,075         145,478
  Stanley Works                                           2,335         106,336
  Snap-On, Inc.                                           1,800          61,740
  Maytag Corp.+                                           2,475          38,758
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                              2,128,418
                                                                  -------------
  AUTOMOBILES 0.4%
  General Motors Corp.+                                  17,600         598,400
  Ford Motor Co.+                                        57,275         586,496
  Harley-Davidson, Inc.+                                  8,860         439,456
                                                                  -------------
TOTAL AUTOMOBILES                                                     1,624,352
                                                                  -------------
  TEXTILES & APPAREL 0.4%
  Nike, Inc. -- Class B+                                  7,110         615,726
  Coach, Inc.*+                                          11,740         394,112
  VF Corp.                                                3,110         177,954
  Liz Claiborne, Inc.+                                    3,375         134,190
  Jones Apparel Group, Inc.+                              3,750         116,400
  Reebok International Ltd.+                              1,750          73,202
                                                                  -------------
TOTAL TEXTILES & APPAREL                                              1,511,584
                                                                  -------------
  INTERNET & CATALOG RETAIL 0.3%
  eBay, Inc.*+                                           37,810       1,248,108
                                                                  -------------
TOTAL INTERNET & CATALOG RETAIL                                       1,248,108
                                                                  -------------
  LEISURE EQUIPMENT & PRODUCTS 0.2%
  Eastman Kodak Co.+                                      8,940         240,039
  Mattel, Inc.+                                          12,810         234,423
  Brunswick Corp.                                         3,015         130,610
  Hasbro, Inc.                                            5,220         108,524
                                                                  -------------
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      713,596
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Apollo Group, Inc. -- Class A*+                         5,090         398,140
  H&R Block, Inc.+                                        5,140         299,919
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                    698,059
                                                                  -------------
  AUTO COMPONENTS 0.2%
  Johnson Controls, Inc.+                                 5,980         336,854
  Goodyear Tire & Rubber Co.*+                            5,475          81,578
  Delphi Corp.+                                          17,465          81,212
  Dana Corp.+                                             4,680          70,247
  Cooper Tire & Rubber Co.+                               1,990          36,954
  Visteon Corp.                                           4,010          24,180
                                                                  -------------
TOTAL AUTO COMPONENTS                                                   631,025
                                                                  -------------
  DISTRIBUTOR 0.1%
  Genuine Parts Co.                                       5,425         222,913
                                                                  -------------
TOTAL DISTRIBUTOR                                                       222,913
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         38,726,079
                                                                  -------------

                                              See Notes to Financial Statements.


14 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INDUSTRIALS 10.3%
  INDUSTRIAL CONGLOMERATES 4.1%
  General Electric Co.                                  330,100   $  11,437,965
  Tyco International Ltd.                                62,854       1,835,337
  3M Co.+                                                23,950       1,731,585
  Textron, Inc.                                           4,195         318,191
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                       15,323,078
                                                                  -------------
  AEROSPACE & DEFENSE 2.1%
  Boeing Co.+                                            25,720       1,697,520
  United Technologies Corp.                              31,860       1,636,011
  Honeywell International, Inc.+                         26,550         972,526
  Lockheed Martin Corp.+                                 12,580         816,065
  General Dynamics Corp.                                  6,235         682,982
  Northrop Grumman Corp.                                 11,180         617,695
  Raytheon Co.                                           14,080         550,810
  L-3 Communications Holdings, Inc.+                      3,685         282,197
  Rockwell Collins, Inc.+                                 5,545         264,386
  Goodrich Corp.                                          3,745         153,395
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                             7,673,587
                                                                  -------------
  MACHINERY 1.3%
  Caterpillar, Inc.+                                     10,640       1,014,099
  Illinois Tool Works, Inc.+                              8,500         677,280
  Deere & Co.+                                            7,670         502,308
  Danaher Corp.+                                          8,565         448,292
  Ingersoll-Rand Co. -- Class A                           5,250         374,588
  Paccar, Inc.                                            5,412         368,016
  Eaton Corp.                                             4,690         280,931
  ITT Industries, Inc.                                    2,865         279,710
  Parker Hannifin Corp.                                   3,740         231,917
  Dover Corp.                                             6,335         230,467
  Pall Corp.+                                             3,870         117,493
  Cummins, Inc.+                                          1,360         101,470
  Navistar International Corp.*                           2,046          65,472
                                                                  -------------
TOTAL MACHINERY                                                       4,692,043
                                                                  -------------
  AIR FREIGHT & COURIERS 0.9%
  United Parcel Service, Inc. -- Class B+                34,670       2,397,777
  FedEx Corp.                                             9,395         761,089
  Ryder System, Inc.                                      1,995          73,017
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                          3,231,883
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.7%
  Cendant Corp.                                          32,730         732,170
  Waste Management, Inc.                                 17,675         500,910
  Pitney Bowes, Inc.                                      7,160         311,818
  RR Donnelley & Sons Co.                                 6,640         229,146
  Cintas Corp.+                                           4,660         179,876
  Avery Dennison Corp.+                                   3,160         167,354

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Equifax, Inc.                                           4,040   $     144,268
  Robert Half International, Inc.                         4,960         123,851
  Monster Worldwide, Inc.*+                               3,760         107,837
  Allied Waste Industries, Inc.*                          8,430          66,850
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  2,564,080
                                                                  -------------
  ROAD & RAIL 0.5%
  Burlington Northern Santa Fe Corp.                     11,720         551,777
  Union Pacific Corp.                                     8,185         530,388
  Norfolk Southern Corp.                                 12,580         389,477
  CSX Corp.                                               6,735         287,315
                                                                  -------------
TOTAL ROAD & RAIL                                                     1,758,957
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.4%
  Emerson Electric Co.                                   12,970         812,311
  Rockwell Automation, Inc.                               5,440         264,983
  Cooper Industries Ltd. -- Class A                       2,890         184,671
  American Power Conversion Corp.                         5,636         132,953
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                            1,394,918
                                                                  -------------
  BUILDING PRODUCTS 0.2%
  Masco Corp.                                            13,500         428,760
  American Standard Cos., Inc.                            5,560         233,075
                                                                  -------------
TOTAL BUILDING PRODUCTS                                                 661,835
                                                                  -------------
  AIRLINES 0.1%
  Southwest Airlines Co.+                                22,960         319,833
  Delta Air Lines, Inc.*+                                 4,465          16,788
                                                                  -------------
TOTAL AIRLINES                                                          336,621
                                                                  -------------
  CONSTRUCTION & ENGINEERING 0.0%
  Fluor Corp.                                             2,685         154,629
                                                                  -------------
TOTAL CONSTRUCTION & ENGINEERING                                        154,629
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTORS 0.0%
  W.W. Grainger, Inc.                                     2,600         142,454
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                  142,454
                                                                  -------------
TOTAL INDUSTRIALS                                                    37,934,085
                                                                  -------------
CONSUMER STAPLES 9.3%
  FOOD & DRUG RETAILING 2.6%
  Wal-Mart Stores, Inc.                                 104,130       5,019,066
  Walgreen Co.+                                          31,815       1,463,172
  CVS Corp.+                                             25,210         732,855
  Sysco Corp.+                                           19,700         712,943
  Costco Wholesale Corp.+                                14,870         666,473
  Kroger Co.*+                                           22,680         431,600
  Safeway, Inc.                                          13,950         315,131
  Albertson's, Inc.+                                     11,456         236,910
  Supervalu, Inc.                                         4,235         138,103
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           9,716,253
                                                                  -------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  BEVERAGES 2.1%
  Coca-Cola Co.                                          70,444   $   2,941,037
  PepsiCo, Inc.                                          52,119       2,810,778
  Anheuser-Busch Cos., Inc.+                             24,160       1,105,320
  Coca-Cola Enterprises, Inc.                            10,980         241,670
  Pepsi Bottling Group, Inc.+                             6,100         174,521
  Brown-Forman Corp. -- Class B                           2,810         169,892
  Molson Coors Brewing Co. -- Class B                     2,440         151,280
                                                                  -------------
TOTAL BEVERAGES                                                       7,594,498
                                                                  -------------
  HOUSEHOLD PRODUCTS 1.6%
  Procter & Gamble Co.+                                  77,020       4,062,805
  Kimberly-Clark Corp.                                   14,890         931,965
  Colgate-Palmolive Co.                                  16,280         812,535
  Clorox Co.                                              4,800         267,456
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                              6,074,761
                                                                  -------------
  TOBACCO 1.3%
  Altria Group, Inc.                                     64,461       4,168,048
  Reynolds American, Inc.+                                3,620         285,256
  UST, Inc.+                                              5,145         234,921
                                                                  -------------
TOTAL TOBACCO                                                         4,688,225
                                                                  -------------
  FOOD PRODUCTS 1.1%
  General Mills, Inc.+                                   11,510         538,553
  Sara Lee Corp.                                         24,500         485,345
  Kellogg Co.                                            10,880         483,507
  Hershey Co.+                                            6,770         420,417
  WM Wrigley Jr Co.                                       6,085         418,891
  Archer-Daniels-Midland Co.                             19,414         415,071
  H.J. Heinz Co.                                         10,895         385,901
  ConAgra Foods, Inc.+                                   16,123         373,409
  Campbell Soup Co.+                                     10,105         310,931
  McCormick & Co., Inc.                                   4,210         137,583
                                                                  -------------
TOTAL FOOD PRODUCTS                                                   3,969,608
                                                                  -------------
  PERSONAL PRODUCTS 0.6%
  Gillette Co.                                           31,051       1,572,112
  Avon Products, Inc.                                    14,685         555,828
  Alberto-Culver Co. -- Class B                           2,661         115,301
                                                                  -------------
TOTAL PERSONAL PRODUCTS                                               2,243,241
                                                                  -------------
TOTAL CONSUMER STAPLES                                               34,286,586
                                                                  -------------
ENERGY 8.1%
  OIL & GAS 6.9%
  Exxon Mobil Corp.                                     198,130      11,386,531
  Chevron Corp.+                                         65,310       3,652,135
  ConocoPhillips                                         43,340       2,491,617
  Occidental Petroleum Corp.                             12,395         953,547
  Devon Energy Corp.+                                    14,750         747,530

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Burlington Resources, Inc.                             12,000   $     662,880
  Apache Corp.                                           10,210         659,566
  Valero Energy Corp.+                                    7,990         632,089
  Anadarko Petroleum Corp.                                7,340         602,981
  Marathon Oil Corp.+                                    10,830         577,997
  Unocal Corp.                                            8,460         550,323
  EOG Resources, Inc.                                     7,450         423,160
  XTO Energy, Inc.+                                      11,226         381,572
  Williams Cos., Inc.+                                   17,773         337,687
  Amerada Hess Corp.                                      2,665         283,849
  Kinder Morgan, Inc.+                                    3,380         281,216
  Kerr-McGee Corp.                                        3,630         277,005
  Sunoco, Inc.+                                           2,140         243,275
  El Paso Corp.                                          20,055         231,034
  Ashland, Inc.+                                          2,092         150,352
                                                                  -------------
TOTAL OIL & GAS                                                      25,526,346
                                                                  -------------
  ENERGY EQUIPMENT & SERVICES 1.2%
  Schlumberger Ltd.+                                     18,335       1,392,360
  Halliburton Co.+                                       15,740         752,687
  Transocean, Inc.*+                                     10,150         547,796
  Baker Hughes, Inc.+                                    10,550         539,738
  Nabors Industries Ltd.*+                                4,630         280,671
  BJ Services Co.+                                        5,040         264,499
  Noble Corp.                                             4,230         260,187
  National-Oilwell Varco, Inc.*                           5,360         254,814
  Rowan Cos., Inc.+                                       3,365          99,974
                                                                  -------------
TOTAL ENERGY EQUIPMENT & SERVICES                                     4,392,726
                                                                  -------------
TOTAL ENERGY                                                         29,919,072
                                                                  -------------
UTILITIES 3.2%
  ELECTRIC UTILITIES 2.2%
  Exelon Corp.+                                          20,830       1,069,204
  Southern Co.+                                          23,165         803,131
  TXU Corp.                                               7,464         620,184
  FPL Group, Inc.+                                       12,200         513,132
  Entergy Corp.                                           6,600         498,630
  FirstEnergy Corp.                                      10,265         493,849
  American Electric Power Co., Inc.+                     11,950         440,597
  PG&E Corp.                                             11,520         432,461
  Edison International+                                  10,135         410,974
  Consolidated Edison, Inc.+                              7,570         354,579
  PPL Corp.                                               5,910         350,936
  Ameren Corp.+                                           6,330         350,049
  Progress Energy, Inc.+                                  7,735         349,931
  Cinergy Corp.                                           6,170         276,539
  DTE Energy Co.+                                         5,420         253,493
  Xcel Energy, Inc.+                                     12,515         244,293

                                              See Notes to Financial Statements.


16 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Pinnacle West Capital Corp.                             3,060   $     136,017
  Allegheny Energy, Inc.*+                                5,060         127,613
  TECO Energy, Inc.+                                      6,440         121,780
  CenterPoint Energy, Inc.+                               9,035         119,352
                                                                  -------------
TOTAL ELECTRIC UTILITIES                                              7,966,744
                                                                  -------------
  MULTI-UTILITIES 0.9%
  Duke Energy Corp.+                                     28,840         857,413
  Dominion Resources, Inc./VA+                           10,595         777,567
  Public Service Enterprise Group, Inc                    7,430         451,893
  AES Corp.*                                             20,330         333,005
  Constellation Energy Group, Inc.                        5,530         319,026
  Sempra Energy                                           7,450         307,759
  CMS Energy Corp.*+                                      6,810         102,559
  Calpine Corp.*+                                        16,751          56,953
  Dynegy, Inc. -- Class A*+                              10,325          50,180
                                                                  -------------
TOTAL MULTI-UTILITIES                                                 3,256,355
                                                                  -------------
  GAS UTILITIES 0.1%
  KeySpan Corp.+                                          5,380         218,966
  NiSource, Inc.                                          8,455         209,092
  Nicor, Inc.+                                            1,365          56,197
  Peoples Energy Corp.                                    1,175          51,066
                                                                  -------------
TOTAL GAS UTILITIES                                                     535,321
                                                                  -------------
TOTAL UTILITIES                                                      11,758,420
                                                                  -------------
TELECOMMUNICATION SERVICES 3.0%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.7%
  Verizon Communications, Inc.+                          86,131       2,975,826
  SBC Communications, Inc.+                             102,809       2,441,714
  BellSouth Corp.+                                       56,985       1,514,091
  Sprint Corp.+                                          46,063       1,155,721
  Alltel Corp.+                                          10,180         634,010
  AT&T Corp.+                                            24,943         474,915
  Qwest Communications International, Inc.*+             52,045         193,087
  Citizens Communications Co.+                           10,600         142,464
  CenturyTel, Inc.+                                       4,090         141,637
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          9,673,465
                                                                  -------------
  WIRELESS TELECOMMUNICATION SERVICE 0.3%
  Nextel Communications, Inc. -- Class A*+               35,030       1,131,819
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICE                              1,131,819
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     10,805,284
                                                                  -------------
MATERIALS 2.7%
  CHEMICALS 1.5%
  EI Du Pont de Nemours & Co.                            31,000       1,333,310
  Dow Chemical Co.                                       29,920       1,332,338

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  Monsanto Co.                                            8,345   $     524,650
  Praxair, Inc.+                                         10,070         469,262
  Air Products & Chemicals, Inc.                          7,135         430,240
  PPG Industries, Inc.+                                   5,340         335,138
  Rohm & Haas Co.                                         6,010         278,503
  Ecolab, Inc.                                            6,840         221,342
  Eastman Chemical Co.                                    2,500         137,875
  Sigma-Aldrich Corp.                                     2,140         119,926
  Engelhard Corp.                                         3,750         107,063
  International Flavors & Fragrances, Inc.                2,750          99,605
  Great Lakes Chemical Corp.                              1,624          51,107
  Hercules, Inc.*+                                        3,517          49,766
                                                                  -------------
TOTAL CHEMICALS                                                       5,490,125
                                                                  -------------
  METALS & MINING 0.6%
  Alcoa, Inc.+                                           27,150         709,429
  Newmont Mining Corp.+                                  13,880         541,736
  Phelps Dodge Corp.+                                     3,020         279,350
  Nucor Corp.+                                            4,990         227,644
  Freeport-McMoRan Copper &
  Gold, Inc. -- Class B+                                  5,590         209,290
  United States Steel Corp.+                              3,550         122,014
  Allegheny Technologies, Inc.                            2,785          61,437
                                                                  -------------
TOTAL METALS & MINING                                                 2,150,900
                                                                  -------------
  PAPER & FOREST PRODUCTS 0.4%
  Weyerhaeuser Co.                                        7,620         485,013
  International Paper Co.+                               15,265         461,156
  Georgia-Pacific Corp.+                                  8,095         257,421
  MeadWestvaco Corp.                                      5,800         162,632
  Louisiana-Pacific Corp.+                                3,450          84,801
                                                                  -------------
TOTAL PAPER & FOREST PRODUCTS                                         1,451,023
                                                                  -------------
  CONTAINERS & PACKAGING 0.2%
  Temple-Inland, Inc.                                     3,870         143,770
  Sealed Air Corp.*+                                      2,610         129,952
  Ball Corp.                                              3,430         123,343
  Pactiv Corp.*                                           4,640         100,131
  Bemis Co.+                                              3,335          88,511
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            585,707
                                                                  -------------
  CONSTRUCTION MATERIAL 0.0%
  Vulcan Materials Co.+                                   3,180         206,668
                                                                  -------------
TOTAL CONSTRUCTION MATERIAL                                             206,668
                                                                  -------------
TOTAL MATERIALS                                                       9,884,423
                                                                  -------------
TOTAL COMMON STOCK
(Cost $284,623,618)                                                 338,939,149
                                                                  -------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
  TITAN 500 MASTER PORTFOLIO

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 9.6%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $  27,934,195   $  27,934,195
  2.85% due 07/01/05++                                7,219,937       7,219,937
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $35,154,132)                                                 35,154,132
                                                                  -------------
SECURITIES LENDING COLLATERAL 15.6%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 9)                                 57,541,839      57,541,839
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $57,541,839)                                                 57,541,839
                                                                  -------------
TOTAL INVESTMENTS 117.3%
  (Cost $377,319,589)                                             $ 431,635,120
                                                                  =============

LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%                   $ (63,560,907)
                                                                  =============
NET ASSETS - 100.0%                                               $ 368,074,213

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------
FUTURES CONTRACTS PURCHASED
September 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $40,331,250)                                 675   $    (341,248)
                                                                  -------------

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
September 2005 S&P 500 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value
  $31,761,155)                                           26,660   $    (273,089)
September 2005 S&P 500 Index
  Swap, Maturing 09/28/05**
  (Notional Market Value
  $323,867,375)                                         271,854      (2,793,799)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $355,628,530)                                             $  (3,066,888)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITIES.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

REIT  -- REAL ESTATE INVESTMENT TRUST.

                                              See Notes to Financial Statements.


18 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  TEMPEST 500 MASTER PORTFOLIO

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 55.9%
Federal Home Loan Bank*
  3.00% due 07/01/05                              $  50,000,000   $  50,000,000
  3.02% due 07/20/05                                 50,000,000      49,920,306
Freddie Mac*
  3.05% due 07/29/05                                 50,000,000      49,881,389
  3.09% due 08/16/05                                 50,000,000      49,802,583
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $199,604,278)                                               199,604,278
                                                                  -------------

                                                      CONTRACTS
                                                  -------------
OPTIONS PURCHASED 0.0%
Call Options on:
August 2005 S&P 500 Index
  Futures Contracts Expiring
  August 2005 with strike
  price of 1450                                             300              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $8,700)                                                              --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 41.4%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $  75,292,149      75,292,149
  2.90% due 07/01/05+                                35,626,321      35,626,321
  2.85% due 07/01/05+                                36,759,029      36,759,029
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $147,677,499)                                               147,677,499
                                                                  -------------
TOTAL INVESTMENTS 97.3%
  (Cost $347,290,477)                                             $ 347,281,777
                                                                  =============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 2.7%                                           $   9,651,440
                                                                  =============
NET ASSETS - 100.0%                                               $ 356,933,217

================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2005 S&P 500 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $132,406,000)                              2,216   $   1,452,066
                                                                  -------------

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
SOLD SHORT
September 2005 S&P 500 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value
  $257,063,240)                                         215,778   $   2,320,343
September 2005 S&P 500 Index
  Swap, Maturing 09/28/05**
  (Notional Market Value
  $323,894,512)                                         271,876       2,792,147
                                                                  -------------
(TOTAL NOTIONAL MARKET
   VALUE $580,957,752)                                            $   5,112,490
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON S&P 500 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK 90.1%

INFORMATION TECHNOLOGY 51.7%
  SOFTWARE 15.9%
  Microsoft Corp.                                     1,424,150   $  35,375,886
  Oracle Corp.*                                         821,050      10,837,860
  Electronic Arts, Inc.*+                               118,340       6,699,227
  Symantec Corp.*+                                      284,884       6,193,378
  Adobe Systems, Inc.+                                  183,324       5,246,733
  Veritas Software Corp.*                               167,292       4,081,925
  Intuit, Inc.*+                                         87,440       3,944,418
  Autodesk, Inc.                                         91,240       3,135,919
  Siebel Systems, Inc.+                                 231,788       2,062,913
  Check Point Software Technologies Ltd.*+               93,910       1,859,418
  Citrix Systems, Inc.*                                  77,020       1,668,253
  Mercury Interactive Corp.*+                            35,310       1,354,492
  BEA Systems, Inc.*                                    139,170       1,221,913
  Synopsys, Inc.*+                                       50,750         846,002
                                                                  -------------
TOTAL SOFTWARE                                                       84,528,337
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 12.5%
  Intel Corp.                                           827,880      21,574,553
  Maxim Integrated Products, Inc.                       176,012       6,725,418
  Linear Technology Corp.+                              156,640       5,747,121
  Applied Materials, Inc.+                              325,610       5,268,370
  Xilinx, Inc.+                                         178,240       4,545,120
  KLA-Tencor Corp.+                                      91,370       3,992,869
  Altera Corp.*+                                        200,160       3,967,171
  Marvell Technology Group Ltd.*+                       102,122       3,884,721
  Broadcom Corp. -- Class A*+                            96,802       3,437,439
  Microchip Technology, Inc.+                            66,380       1,966,176
  Lam Research Corp.*+                                   54,820       1,586,491
  Novellus Systems, Inc.*+                               53,920       1,332,363
  ATI Technologies, Inc.*                                95,029       1,126,094
  Intersil Corp. -- Class A                              59,100       1,109,307
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                        66,263,213
                                                                  -------------
  COMMUNICATIONS EQUIPMENT 10.5%
  Qualcomm, Inc.+                                       754,590      24,909,016
  Cisco Systems, Inc.*                                  874,440      16,710,548
  Research In Motion Ltd.*+                              72,833       5,371,434
  Juniper Networks, Inc.*+                              137,169       3,453,915
  Comverse Technology, Inc.*+                            79,630       1,883,250
  Telefonaktiebolaget LM Ericsson -- SP ADR*+            49,000       1,565,550
  JDS Uniphase Corp.*+                                  631,720         960,214
  Tellabs, Inc.*                                         97,860         851,382
                                                                  -------------
TOTAL COMMUNICATIONS EQUIPMENT                                       55,705,309
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  COMPUTERS & PERIPHERALS 7.3%
  Apple Computer, Inc.*                                 440,142   $  16,201,627
  Dell, Inc.*                                           341,130      13,478,046
  Network Appliance, Inc.*+                             146,628       4,145,174
  Sun Microsystems, Inc.*                               567,456       2,116,611
  Sandisk Corp.*                                         63,650       1,510,414
  QLogic Corp.*+                                         35,860       1,106,998
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                        38,558,870
                                                                  -------------
  INTERNET SOFTWARE & SERVICES 2.2%
  Yahoo!, Inc.*+                                        257,098       8,908,446
  VeriSign, Inc.*+                                       95,517       2,747,069
                                                                  -------------
TOTAL INTERNET SOFTWARE & SERVICES                                   11,655,515
                                                                  -------------
  IT CONSULTING & SERVICES 2.0%
  Paychex, Inc.                                         137,510       4,474,576
  Fiserv, Inc.*+                                         91,640       3,935,938
  Cognizant Technology Solutions Corp.*+                 50,540       2,381,950
                                                                  -------------
TOTAL IT CONSULTING & SERVICES                                       10,792,464
                                                                  -------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.3%
  Flextronics International Ltd.*+                      234,960       3,103,822
  CDW Corp.+                                             32,480       1,854,283
  Sanmina-SCI Corp.*                                    214,860       1,175,284
  Molex, Inc.+                                           37,890         986,656
                                                                  -------------
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                              7,120,045
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                        274,623,753
                                                                  -------------
CONSUMER DISCRETIONARY 18.4%
  MEDIA 5.5%
  Comcast Corp. -- Class A*+                            365,060      11,207,342
  Sirius Satellite Radio, Inc.*+                        549,020       3,557,650
  Liberty Global, Inc. -- Class A*+                      66,650       3,110,555
  XM Satellite Radio Holdings, Inc.*+                    83,650       2,815,659
  EchoStar Communications Corp.+                         85,160       2,567,574
  NTL, Inc.*+                                            35,380       2,420,700
  Pixar*+                                                45,508       2,277,675
  Lamar Advertising Co.*                                 33,001       1,411,453
                                                                  -------------
TOTAL MEDIA                                                          29,368,608
                                                                  -------------
  INTERNET & CATALOG RETAIL 4.2%
  eBay, Inc.*+                                          385,550      12,727,005
  InterActiveCorp*+                                     262,180       6,305,429
  Amazon.com, Inc.*+                                    104,487       3,456,430
                                                                  -------------
  TOTAL INTERNET & CATALOG RETAIL                                    22,488,864
                                                                  -------------
  SPECIALTY RETAIL 2.6%
  Bed Bath & Beyond, Inc.*+                             152,160       6,357,245
  Staples, Inc.                                         189,510       4,040,353
  Petsmart, Inc.+                                        54,280       1,647,398
  Ross Stores, Inc.+                                     55,720       1,610,865
                                                                  -------------
TOTAL SPECIALTY RETAIL                                               13,655,861
                                                                  -------------

                                              See Notes to Financial Statements.


20 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                    June 30, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

  HOTELS RESTAURANTS & LEISURE 2.4%
  Starbucks Corp.*+                                     207,570   $  10,723,066
  Wynn Resorts Ltd.*+                                    41,540       1,963,596
                                                                  -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                   12,686,662
                                                                  -------------
  MULTILINE RETAIL 2.1%
  Sears Holdings Corp.*+                                 66,050       9,898,914
  Dollar Tree Stores, Inc.*+                             40,170         964,080
                                                                  -------------
TOTAL MULTILINE RETAIL                                               10,862,994
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Apollo Group, Inc. -- Class A*+                        70,360       5,503,559
  Career Education Corp.*+                               40,014       1,464,913
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  6,968,472
                                                                  -------------
  HOUSEHOLD DURABLES 0.3%
  Garmin Ltd.+                                           38,520       1,646,730
                                                                  -------------
TOTAL HOUSEHOLD DURABLES                                              1,646,730
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                         97,678,191
                                                                  -------------
HEALTH CARE 11.3%
  BIOTECHNOLOGY 7.9%
  Amgen, Inc.*                                          220,900      13,355,614
  Gilead Sciences, Inc.*+                               170,412       7,496,424
  Genzyme Corp.*                                        121,130       7,278,702
  Biogen Idec, Inc.*                                    143,480       4,942,886
  Chiron Corp.*+                                        100,410       3,503,305
  Medimmune, Inc.*+                                     101,550       2,713,416
  Invitrogen Corp.*+                                     18,669       1,554,941
  Millennium Pharmaceuticals, Inc.*+                    129,180       1,197,498
                                                                  -------------
TOTAL BIOTECHNOLOGY                                                  42,042,786
                                                                  -------------
  HEALTH CARE PROVIDERS & SERVICES 1.2%
  Express Scripts, Inc.*+                                50,700       2,533,986
  Patterson Cos., Inc.*+                                 50,468       2,275,098
  Lincare Holdings, Inc.*+                               36,580       1,493,927
                                                                  -------------
TOTAL HEALTH CARE PROVIDERS & SERVICES                                6,303,011
                                                                  -------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.2%
  Biomet, Inc.+                                         129,890       4,499,389
  DENTSPLY International, Inc.+                          29,550       1,595,700
                                                                  -------------
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                6,095,089
                                                                  -------------
  PHARMACEUTICAL 1.0%
  Teva Pharmaceutical Industries Ltd. -- SP ADR+        178,040       5,544,166
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 5,544,166
                                                                  -------------
TOTAL HEALTH CARE                                                    59,985,052
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 4.0%
  WIRELESS TELECOMMUNICATION SERVICE 3.3%
  Nextel Communications, Inc. -- Class A*               540,463   $  17,462,360
                                                                  -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICE                             17,462,360
                                                                  -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
  MCI, Inc.                                             135,640       3,487,304
  Level 3 Communications, Inc.*+                        262,663         533,206
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          4,020,510
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                     21,482,870
                                                                  -------------
INDUSTRIALS 2.9%
  MACHINERY 1.0%
  Paccar, Inc.                                           74,630       5,074,840
                                                                  -------------
TOTAL MACHINERY                                                       5,074,840
                                                                  -------------
  AIR FREIGHT & COURIERS 0.7%
  Expeditors International Washington, Inc.+             40,096       1,997,182
  C.H. Robinson Worldwide, Inc.+                         32,100       1,868,220
                                                                  -------------
TOTAL AIR FREIGHT & COURIERS                                          3,865,402
                                                                  -------------
  COMMERCIAL SERVICES & SUPPLIES 0.6%
  Cintas Corp.+                                          79,084       3,052,642
                                                                  -------------
TOTAL COMMERCIAL SERVICES & SUPPLIES                                  3,052,642
                                                                  -------------
  ELECTRICAL EQUIPMENT 0.3%
  American Power Conversion Corp.                        74,270       1,752,029
                                                                  -------------
TOTAL ELECTRICAL EQUIPMENT                                            1,752,029
                                                                  -------------
  TRADING COMPANIES & DISTRIBUTOR 0.3%
  Fastenal Co.+                                          27,780       1,701,803
                                                                  -------------
TOTAL TRADING COMPANIES & DISTRIBUTOR                                 1,701,803
                                                                  -------------
TOTAL INDUSTRIALS                                                    15,446,716
                                                                  -------------
CONSUMER STAPLES 1.4%
  FOOD & DRUG RETAILING 1.4%
  Costco Wholesale Corp.+                                96,359       4,318,810
  Whole Foods Market, Inc.+                              24,544       2,903,555
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                           7,222,365
                                                                  -------------
TOTAL CONSUMER STAPLES                                                7,222,365
                                                                  -------------
MATERIALS 0.4%
  CHEMICALS 0.2%
  Sigma-Aldrich Corp.                                    25,330       1,419,493
                                                                  -------------
TOTAL CHEMICAL                                                        1,419,493
                                                                  -------------
  CONTAINERS & PACKAGING 0.2%
  Smurfit-Stone Container Corp.*+                        95,334         969,547
                                                                  -------------
TOTAL CONTAINERS & PACKAGING                                            969,547
                                                                  -------------
TOTAL MATERIALS                                                       2,389,040
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $366,198,748)                                               478,827,987
                                                                  -------------

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
  VELOCITY 100 MASTER PORTFOLIO

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 7.7%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $  33,486,746   $  33,486,746
  2.85% due 07/01/05++                                7,416,142       7,416,142
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $40,902,888)                                                 40,902,888
                                                                  -------------

SECURITIES LENDING COLLATERAL 19.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank (Note 9)                                105,617,004     105,617,004
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $105,617,004)                                               105,617,004
                                                                  -------------
TOTAL INVESTMENTS 117.7%
  (Cost $512,718,640)                                             $ 625,347,879
                                                                  =============
LIABILITIES IN EXCESS OF
  OTHER ASSETS - (17.7)%                                          $ (94,173,260)
                                                                  =============
NET ASSETS - 100.0%                                               $ 531,174,619

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2005 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value of
  Contracts $62,804,500)                                  2,090   $    (489,299)
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value $35,230,607)                    23,589   $    (513,533)
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/28/05**
  (Notional Market Value $484,145,239)                  324,164      (4,935,626)
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $519,375,846)                                             $  (5,449,159)
                                                                  =============

 *    NON-INCOME PRODUCING SECURITY.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

ADR   -- AMERICAN DEPOSITORY RECEIPT.

                                              See Notes to Financial Statements.


22 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  VENTURE 100 MASTER PORTFOLIO

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

FEDERAL AGENCY DISCOUNT NOTES 49.7%
Federal Home Loan Bank*
  3.00% due 07/01/05                              $  50,000,000   $  50,000,000
  3.02% due 07/20/05                                 50,000,000      49,920,306
  3.04% due 07/22/05                                 50,000,000      49,911,333
  3.15% due 08/24/05                                 50,000,000      49,763,750
  3.01% due 08/03/05                                 46,000,000      45,873,078
                                                                  -------------
TOTAL FEDERAL AGENCY DISCOUNT NOTES
  (Cost $245,468,467)                                               245,468,467
                                                                  -------------

                                                      CONTRACTS
                                                  -------------
OPTIONS PURCHASED 0.0%
Call Options on:
August 2005 Nasdaq 100 Index
  Futures Contracts
  Expiring August 2005 with
  strike price of 2400                                      500              --
                                                                  -------------
TOTAL OPTIONS PURCHASED
  (Cost $7,000)                                                              --
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 44.2%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $ 108,411,987     108,411,987
  2.90% due 07/01/05                                 54,221,579      54,221,579
  2.85% due 07/01/05+                                56,128,814      56,128,814
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $218,762,380)                                               218,762,380
                                                                  -------------
TOTAL INVESTMENTS 93.9%
  (Cost $464,237,847)                                             $ 464,230,847
                                                                  =============
OTHER ASSETS IN EXCESS
  OF LIABILITIES - 6.1%                                           $  30,176,965
                                                                  =============

NET ASSETS - 100.0%                                               $ 494,407,812

================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2005 Nasdaq 100 Index
  Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $100,066,500)                              3,330   $   1,879,444
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/14/05**
  (Notional Market Value
  $397,788,521)                                         266,343   $   3,765,813
September 2005 Nasdaq 100 Index
  Swap, Maturing 09/28/05**
  (Notional Market Value
  $488,980,695)                                         327,402         319,283
                                                                  -------------
(TOTAL NOTIONAL MARKET
  VALUE $886,769,216)                                             $   4,085,096
                                                                  =============

 * THE ISSUER IS A PUBLICLY TRADED COMPANY THAT OPERATES UNDER A CONGRESSIONAL CHARTER; ITS SECURITIES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

**    PRICE RETURN BASED ON NASDAQ 100 INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

COMMON STOCK 55.1%

INDUSTRIALS 14.7%
  AEROSPACE & DEFENSE 6.4%
  Boeing Co.+                                            15,160   $   1,000,560
  United Technologies Corp.                              15,166         778,774
  Honeywell International, Inc.+                         15,160         555,311
                                                                  -------------
TOTAL AEROSPACE & DEFENSE                                             2,334,645
                                                                  -------------
  INDUSTRIAL CONGLOMERATES 4.4%
  3M Co.+                                                15,160       1,096,068
  General Electric Co.                                   15,160         525,294
                                                                  -------------
TOTAL INDUSTRIAL CONGLOMERATES                                        1,621,362
                                                                  -------------
  MACHINERY 3.9%
  Caterpillar, Inc.+                                     15,160       1,444,899
                                                                  -------------
TOTAL MACHINERY                                                       1,444,899
                                                                  -------------
TOTAL INDUSTRIALS                                                     5,400,906
                                                                  -------------
CONSUMER STAPLES 8.5%
  TOBACCO 2.6%
  Altria Group, Inc.                                     15,160         980,246
                                                                  -------------
TOTAL TOBACCO                                                           980,246
                                                                  -------------
  HOUSEHOLD PRODUCTS 2.2%
  Procter & Gamble Co.+                                  15,160         799,690
                                                                  -------------
TOTAL HOUSEHOLD PRODUCTS                                                799,690
                                                                  -------------
  FOOD & DRUG RETAILING 2.0%
  Wal-Mart Stores, Inc.                                  15,160         730,712
                                                                  -------------
TOTAL FOOD & DRUG RETAILING                                             730,712
                                                                  -------------
  BEVERAGES 1.7%
  Coca-Cola Co.                                          15,160         632,930
                                                                  -------------
TOTAL BEVERAGES                                                         632,930
                                                                  -------------
TOTAL CONSUMER STAPLES                                                3,143,578
                                                                  -------------
FINANCIALS 7.9%
  DIVERSIFIED FINANCIALS 3.3%
  Citigroup, Inc.                                        15,160         700,847
  J.P. Morgan Chase & Co.                                15,160         535,451
                                                                  -------------
TOTAL DIVERSIFIED FINANCIALS                                          1,236,298
                                                                  -------------
  INSURANCE 2.4%
  American International Group, Inc.                     15,160         880,796
                                                                  -------------
TOTAL INSURANCE                                                         880,796
                                                                  -------------
  CONSUMER FINANCE 2.2%
  American Express Co.                                   15,160         806,967
                                                                  -------------
TOTAL CONSUMER FINANCE                                                  806,967
                                                                  -------------
TOTAL FINANCIALS                                                      2,924,061
                                                                  -------------

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

INFORMATION TECHNOLOGY 6.1%
  COMPUTERS & PERIPHERALS 4.0%
  International Business Machines Corp.                  15,160   $   1,124,872
  Hewlett-Packard Co.                                    15,160         356,412
                                                                  -------------
TOTAL COMPUTERS & PERIPHERALS                                         1,481,284
                                                                  -------------
  SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT 1.1%
  Intel Corp.                                            15,160         395,070
                                                                  -------------
TOTAL SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT                           395,070
                                                                  -------------
  SOFTWARE 1.0%
  Microsoft Corp.                                        15,160         376,574
                                                                  -------------
TOTAL SOFTWARE                                                          376,574
                                                                  -------------
TOTAL INFORMATION TECHNOLOGY                                          2,252,928
                                                                  -------------
CONSUMER DISCRETIONARY 5.2%
  SPECIALTY RETAIL 1.6%
  Home Depot, Inc.                                       15,160         589,724
                                                                  -------------
TOTAL SPECIALTY RETAIL                                                  589,724
                                                                  -------------
  AUTOMOBILES 1.4%
  General Motors Corp.+                                  15,160         515,440
                                                                  -------------
TOTAL AUTOMOBILES                                                       515,440
                                                                  -------------
  HOTELS RESTAURANTS & LEISURE 1.2%
  McDonald's Corp.                                       15,160         420,690
                                                                  -------------
TOTAL HOTELS RESTAURANTS & LEISURE                                      420,690
                                                                  -------------
  MEDIA 1.0%
  Walt Disney Co.                                        15,160         381,729
                                                                  -------------
TOTAL MEDIA                                                             381,729
                                                                  -------------
TOTAL CONSUMER DISCRETIONARY                                          1,907,583
                                                                  -------------
HEALTH CARE 5.1%
  PHARMACEUTICALS 5.1%
  Johnson & Johnson, Inc.+                               15,160         985,400
  Merck & Co., Inc.                                      15,160         466,928
  Pfizer, Inc.                                           15,160         418,113
                                                                  -------------
TOTAL PHARMACEUTICALS                                                 1,870,441
                                                                  -------------
TOTAL HEALTH CARE                                                     1,870,441
                                                                  -------------
MATERIALS 2.8%
  CHEMICALS 1.7%
  EI Du Pont de Nemours & Co.                            15,160         652,031
                                                                  -------------
TOTAL CHEMICALS                                                         652,031
                                                                  -------------
  METALS & MINING 1.1%
  Alcoa, Inc.+                                           15,160         396,131
                                                                  -------------
TOTAL METALS & MINING                                                   396,131
                                                                  -------------
TOTAL MATERIALS                                                       1,048,162
                                                                  -------------

                                              See Notes to Financial Statements.


24 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)                    June 30, 2005
--------------------------------------------------------------------------------
  LONG DYNAMIC DOW 30 MASTER PORTFOLIO

                                                                         MARKET
                                                                          VALUE
                                                         SHARES        (NOTE 1)
--------------------------------------------------------------------------------

TELECOMMUNICATION SERVICES 2.4%
  DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
  Verizon Communications, Inc.+                          15,166   $     523,985
  SBC Communications, Inc.+                              15,160         360,050
                                                                  -------------
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            884,035
                                                                  -------------
TOTAL TELECOMMUNICATION SERVICES                                        884,035
                                                                  -------------
ENERGY 2.4%
  OIL & GAS 2.4%
  Exxon Mobil Corp.                                      15,160         871,245
                                                                  -------------
TOTAL OIL & GAS                                                         871,245
                                                                  -------------
TOTAL ENERGY                                                            871,245
                                                                  -------------
TOTAL COMMON STOCK
  (Cost $18,896,647)                                                 20,302,939
                                                                  -------------

                                                           FACE
                                                         AMOUNT
                                                  -------------
REPURCHASE AGREEMENTS 25.5%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $   5,648,629       5,648,629
  2.85% due 07/01/05++                                3,728,211       3,728,211
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $9,376,840)                                                   9,376,840
                                                                  -------------
SECURITIES LENDING COLLATERAL 8.9%
Investment in Securities Lending Short Term
  Investment Portfolio Held by
  U.S. Bank ( Note 9)                                 3,278,554       3,278,554
                                                                  -------------
TOTAL SECURITIES LENDING COLLATERAL
  (Cost $3,278,554)                                                   3,278,554
                                                                  -------------
TOTAL INVESTMENTS 89.5%
  (Cost $31,552,041)                                              $  32,958,333
                                                                  =============

OTHER ASSETS IN EXCESS OF LIABILITIES - 10.5%                     $   3,869,835
                                                                  =============

NET ASSETS - 100.0%                                               $  36,828,168

================================================================================

                                                                     UNREALIZED
                                                                           LOSS
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS PURCHASED
September 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $29,023,440)                                 564   $    (179,570)
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENT
September 2005 Dow Jones Industrial
  Average Index Swap,
  Maturing 09/14/05*
  (Notional Market Value
  $23,809,278)                                            2,317   $    (577,443)
                                                                  =============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 +    ALL OR A PORTION OF THIS SECURITY IS ON LOAN AT JUNE 30, 2005 - SEE NOTE
      9.

++ ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (UNAUDITED)                                June 30, 2005
--------------------------------------------------------------------------------
  INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO

                                                                         MARKET
                                                           FACE           VALUE
                                                         AMOUNT        (NOTE 1)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS 87.3%
Repurchase Agreement (Note 6)
  2.93% due 07/01/05                              $  24,226,294   $  24,226,294
  2.85% due 07/01/05+                                 8,822,465       8,822,465
                                                                  -------------
TOTAL REPURCHASE AGREEMENTS
  (Cost $33,048,759)                                    `            33,048,759
                                                                  -------------
TOTAL INVESTMENTS 87.3%
  (Cost $33,048,759)                                              $  33,048,759
                                                                  =============

OTHER ASSETS IN EXCESS OF LIABILITIES - 12.7%                     $   4,805,253
                                                                  =============
NET ASSETS - 100.0%                                               $  37,854,012

================================================================================

                                                                     UNREALIZED
                                                                           GAIN
                                                      CONTRACTS        (NOTE 1)
--------------------------------------------------------------------------------

FUTURES CONTRACTS SOLD SHORT
September 2005 Dow Jones Industrial
  Average Index Mini Futures Contracts
  (Aggregate Market Value
  of Contracts $15,489,460)                                 301   $     381,451
                                                                  =============

                                                          UNITS
                                                  -------------
EQUITY INDEX SWAP AGREEMENTS SOLD SHORT
September 2005 Dow Jones
  Industrial Average Index Swap,
  Maturing 09/14/05* (Notional Market Value
  $ 60,018,978)                                           5,841   $   1,367,658
                                                                  =============

 * PRICE RETURN BASED ON DOW JONES INDUSTRIAL AVERAGE INDEX +/- FINANCING AT A VARIABLE RATE.

 + ALL OR A PORTION OF THIS SECURITY IS HELD AS EQUITY INDEX SWAP COLLATERAL AT JUNE 30, 2005.

                                              See Notes to Financial Statements.


26 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Feeder Funds, which is the part of the master-feeder arrangement in which shareholders invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 27

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                           TITAN 500        TEMPEST 500       VELOCITY 100        VENTURE 100
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)              $ 368,074,213     $  356,933,217    $   531,174,619    $   494,407,812
Receivable for Securities Sold (Note 1)                    7,635,936          2,446,991            310,145          4,319,220
Receivable for Shares Purchased                           15,236,071          8,391,111         37,598,520         25,315,201
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                          390,946,220        367,771,319        569,083,284        524,042,233
=============================================================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                  1,823,952            112,582         11,811,502         12,581,295
Liability for Shares Redeemed                             20,887,851         10,583,794         25,880,834         16,859,327
Transfer Agent and Administrative
  Fees Payable (Note 4)                                       80,175             71,889            110,312             97,978
Distribution and Service Fee Payable (Note 4)                 26,907             22,018             33,072             29,886
Portfolio Accounting Fee Payable (Note 4)                     48,105             43,133             66,187             58,787
Other Liabilities                                             38,374             36,303             51,355             51,112
-----------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      22,905,364         10,869,719         37,953,262         29,678,385
=============================================================================================================================
NET ASSETS                                             $ 368,040,856     $  356,901,600    $   531,130,022    $   494,363,848
=============================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                        $ 378,012,938     $  810,888,554    $   871,609,346    $ 1,030,469,517
Undistributed Net Investment Loss                         (1,574,767)        (1,275,850)        (2,100,579)        (1,877,147)
Accumulated Net Realized Loss on Investments             (11,767,950)      (447,251,877)      (341,180,494)      (533,763,328)
Net Unrealized Appreciation
 (Depreciation) on Investments                             3,370,635         (5,459,227)         2,801,749           (465,194)
=============================================================================================================================
NET ASSETS                                             $ 368,040,856     $  356,901,600    $   531,130,022    $   494,363,848
=============================================================================================================================
  A-Class                                              $   2,007,573     $    3,174,525    $     4,257,259    $     1,653,725
  C-Class                                                 61,196,719         32,572,545         56,846,006         46,951,486
  H-Class                                                304,836,564        321,154,530        470,026,757        445,758,637

SHARES OUTSTANDING
  A-Class                                                     55,079             73,026            227,505             70,354
  C-Class                                                  1,744,071            774,189          3,236,288          2,055,248
  H-Class                                                  8,364,458          7,385,654         25,112,290         18,966,975

NET ASSET VALUES
  A-Class                                              $       36.45     $        43.47    $         18.71    $         23.51
  A-Class Maximum Offering Price**                             38.27              45.64              19.64              24.68
  C-Class                                                      35.09              42.07              17.57              22.84
  H-Class                                                      36.44              43.48              18.72              23.50

 * THE COST OF INVESTMENT IN MASTER PORTFOLIO IS $364,703,578, $362,392,444, $528,372,870, $494,873,006, $38,215,429, AND $36,267,694, RESPECTIVELY.

**    NET ASSET VALUE ADJUSTED FOR SALES CHARGE OF 4.75% OF OFFERING PRICE.

                                              See Notes to Financial Statements.


28 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                                   June 30, 2005
--------------------------------------------------------------------------------

                                                                LONG            INVERSE
                                                             DYNAMIC            DYNAMIC
                                                         DOW 30 FUND        DOW 30 FUND
---------------------------------------------------------------------------------------
ASSETS
Investments in Master Portfolio* (Note 3)              $  36,828,168     $   37,854,012
Receivable for Securities Sold (Note 1)                           --                 --
Receivable for Shares Purchased                           14,859,395          3,812,549
---------------------------------------------------------------------------------------
   TOTAL ASSETS                                           51,687,563         41,666,561
=======================================================================================

LIABILITIES
Payable for Securities Purchased (Note 1)                  7,527,695          2,789,342
Liability for Shares Redeemed                              7,318,665          1,009,654
Transfer Agent and Administrative
  Fees Payable (Note 4)                                        6,771              6,960
Distribution and Service Fee Payable (Note 4)                  1,774              2,025
Portfolio Accounting Fee Payable (Note 4)                      4,063              4,176
Other Liabilities                                              3,179              3,129
---------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                      14,862,147          3,815,286
=======================================================================================
NET ASSETS                                             $  36,825,416     $   37,851,275
---------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid-In Capital                                        $  39,692,874     $   42,672,273
Undistributed Net Investment Loss                           (116,975)          (102,579)
Accumulated Net Realized Loss on Investments              (1,363,222)        (6,304,737)
Net Unrealized Appreciation
 (Depreciation) on Investments                            (1,387,261)         1,586,318
=======================================================================================
NET ASSETS                                             $  36,825,416     $   37,851,275
=======================================================================================
  A-Class                                              $     940,257     $      180,817
  C-Class                                                  2,023,574          1,663,643
  H-Class                                                 33,861,585         36,006,815

SHARES OUTSTANDING
  A-Class                                                     41,338              3,652
  C-Class                                                     89,845             33,964
  H-Class                                                  1,488,049            727,009

NET ASSET VALUES
  A-Class                                              $       22.75     $        49.52
  A-Class Maximum Offering Price**                             23.88              51.99
  C-Class                                                      22.52              48.98
  H-Class                                                      22.76              49.53


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 29

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                           TITAN 500        TEMPEST 500       VELOCITY 100        VENTURE 100
                                                                FUND               FUND               FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Total Income                                        $          --     $           --    $            --    $            --
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
Transfer Agent and Administrative Fees (Note 4)              470,646            406,191            666,175            611,668
Distribution & Service Fees (Note 4):
   A-Class                                                     2,284              2,475              2,964              1,778
   C-Class                                                   330,063            173,860            295,956            202,994
   H-Class                                                   385,846            360,251            589,222            559,142
Portfolio Accounting Fees (Note 4)                           282,388            243,715            399,705            367,001
Registration Fees                                             53,065             65,855             63,975             81,148
Trustees' Fees*                                                9,038             10,458             11,383             13,536
Miscellaneous                                                 41,437             13,045             71,199             39,880
-----------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                          1,574,767          1,275,850          2,100,579          1,877,147
-----------------------------------------------------------------------------------------------------------------------------
Net Investment Loss                                       (1,574,767)        (1,275,850)        (2,100,579)        (1,877,147)
=============================================================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     15,603,134        (22,617,527)       (36,660,461)        47,151,710
-----------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                         15,603,134        (22,617,527)       (36,660,461)        47,151,710
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                    (32,996,347)        24,912,258        (76,943,599)        13,400,795
-----------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation)                                          (32,996,347)        24,912,258        (76,943,599)        13,400,795
-----------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                           (17,393,213)         2,294,731       (113,604,060)        60,552,505
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS                            $ (18,967,980)    $    1,018,881    $  (115,704,639)   $    58,675,358
=============================================================================================================================

 *    RELATES TO TRUSTEES NOT DEEMED "INTERESTED PERSONS" WITHIN THE MEANING OF
      SECTION 2(A)(19) OF THE 1940 ACT.

                                              See Notes to Financial Statements.


30 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                LONG            INVERSE
                                                             DYNAMIC            DYNAMIC
                                                         DOW 30 FUND        DOW 30 FUND
---------------------------------------------------------------------------------------
INVESTMENT INCOME
   Total Income                                        $          --     $           --
---------------------------------------------------------------------------------------

EXPENSES
Transfer Agent and Administrative Fees (Note 4)               37,778             34,867
Distribution & Service Fees (Note 4):
   A-Class                                                       725                153
   C-Class                                                    13,922              5,672
   H-Class                                                    33,572             33,296
Portfolio Accounting Fees (Note 4)                            22,667             20,920
Registration Fees                                              1,893              3,148
Trustees' Fees*                                                  408                563
Miscellaneous                                                  6,010              3,960
---------------------------------------------------------------------------------------
   Total Expenses                                            116,975            102,579
---------------------------------------------------------------------------------------
Net Investment Loss                                         (116,975)          (102,579)
=======================================================================================

REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                     (1,363,222)        (1,178,735)
---------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                         (1,363,222)        (1,178,735)
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation) on:
Investment Securities                                     (2,025,267)         1,721,247
---------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation
 (Depreciation)                                           (2,025,267)         1,721,247
---------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                            (3,388,489)           542,512
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
 NET ASSETS FROM OPERATIONS                            $  (3,505,464)    $      439,933
=======================================================================================


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 31

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               TITAN 500 FUND                       TEMPEST 500 FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                              PERIOD             PERIOD             PERIOD             PERIOD
                                                               ENDED              ENDED              ENDED              ENDED
                                                            JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                               2005+               2004              2005+               2004
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                  $    (1,574,767)   $    (3,231,799)   $    (1,275,850)   $    (3,348,955)
Net Realized Gain (Loss) on Investments                   15,603,134         36,818,247        (22,617,527)      (116,249,871)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (32,996,347)        16,352,417         24,912,258         20,504,403
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                        (18,967,980)        49,938,865          1,018,881        (99,094,423)
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
   A-Class                                                        --                 --                 --                 --
   C-Class                                                        --                 --                 --                 --
   H-Class                                                        --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                            --                 --                 --                 --
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class*                                                1,707,213          1,554,733          4,061,336          1,747,809
   C-Class**                                             208,734,565        648,404,934        143,079,259        227,453,948
   H-Class**                                           1,643,794,139      3,678,075,246      1,413,431,999      3,249,033,936
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class*                                                       --                 --                 --                 --
   C-Class**                                                      --                 --                 --                 --
   H-Class**                                                      --                 --                 --                 --
COST OF SHARES REDEEMED
   A-Class*                                               (1,168,757)          (115,771)        (2,409,853)           (37,724)
   C-Class**                                            (219,736,571)      (647,224,637)      (138,871,778)      (222,745,544)
   H-Class**                                          (1,677,839,817)    (3,616,945,024)    (1,317,740,739)    (3,247,662,805)
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                               (44,509,228)        63,749,481        101,550,224          7,789,620
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                    (63,477,208)       113,688,346        102,569,105        (91,304,803)
NET ASSETS--BEGINNING OF PERIOD                          431,518,064        317,829,718        254,332,495        345,637,298
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                            $   368,040,856    $   431,518,064    $   356,901,600    $   254,332,495
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT LOSS                    $    (1,574,767)   $            --    $    (1,275,850)   $            --
=============================================================================================================================

 *    SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

** SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS.

 +    UNAUDITED

                                              See Notes to Financial Statements.


32 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                             VELOCITY 100 FUND                      VENTURE 100 FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                              PERIOD             PERIOD             PERIOD             PERIOD
                                                               ENDED              ENDED              ENDED              ENDED
                                                            JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                               2005+               2004              2005+               2004
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                  $    (2,100,579)   $    (4,615,897)   $    (1,877,147)   $    (4,217,467)
Net Realized Gain (Loss) on Investments                  (36,660,461)       (59,849,161)        47,151,710       (175,340,756)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                          (76,943,599)       142,834,661         13,400,795         16,216,898
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                       (115,704,639)        78,369,603         58,675,358       (163,341,325)
-----------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
   A-Class                                                        --                 --                 --                 --
   C-Class                                                        --                 --                 --                 --
   H-Class                                                        --                 --                 --                 --
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                            --                 --                 --                 --
=============================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class*                                                5,092,801          2,262,614          3,478,582          1,009,236
   C-Class**                                             259,755,268        573,760,768        257,757,710        472,838,260
   H-Class**                                           4,272,909,145      8,594,741,299      4,012,335,289      8,201,540,282
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class*                                                       --                 --                 --                 --
   C-Class**                                                      --                 --                 --                 --
   H-Class**                                                      --                 --                 --                 --
COST OF SHARES REDEEMED
   A-Class*                                               (2,785,900)          (191,236)        (2,540,647)          (326,725)
   C-Class**                                            (275,385,703)      (549,654,347)      (243,042,388)      (465,312,626)
   H-Class**                                          (4,365,291,791)    (8,461,897,378)    (3,915,357,663)    (8,085,396,471)
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                              (105,706,180)       159,021,720        112,630,883        124,351,956
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                   (221,410,819)       237,391,323        171,306,241        (38,989,369)
NET ASSETS--BEGINNING OF PERIOD                          752,540,841        515,149,518        323,057,607        362,046,976
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                            $   531,130,022    $   752,540,841    $   494,363,848    $   323,057,607
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT LOSS                    $    (2,100,579)   $            --    $    (1,877,147)   $            --
=============================================================================================================================

                                                                LONG DYNAMIC                        INVERSE DYNAMIC
                                                                DOW 30 FUND                           DOW 30 FUND
-----------------------------------------------------------------------------------------------------------------------------
                                                              PERIOD             PERIOD             PERIOD             PERIOD
                                                               ENDED              ENDED              ENDED              ENDED
                                                            JUNE 30,       DECEMBER 31,           JUNE 30,       DECEMBER 31,
                                                               2005+               2004              2005+               2004
-----------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Loss                                  $      (116,975)   $      (116,744)   $      (102,579)   $       (96,855)
Net Realized Gain (Loss) on Investments                   (1,363,222)         1,951,289         (1,178,735)        (3,866,546)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments                           (2,025,267)           638,006          1,721,247           (134,929)
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
  from Operations                                         (3,505,464)         2,472,551            439,933         (4,098,330)
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment
   A-Class                                                        --                 --                 --             (1,455)
   C-Class                                                        --                 --                 --             (1,402)
   H-Class                                                        --                 --                 --            (67,733)
-----------------------------------------------------------------------------------------------------------------------------
   Total Distributions to Shareholders                            --                 --                 --            (70,590)
=============================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED
   A-Class*                                                1,465,116            399,517            340,147            619,625
   C-Class**                                              28,997,283         56,989,157         18,102,162         32,331,708
   H-Class**                                             521,245,618        578,650,573        474,069,994        518,740,328
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT
   A-Class*                                                       --                 --                 --              1,455
   C-Class**                                                      --                 --                 --              1,236
   H-Class**                                                      --                 --                 --             64,133
COST OF SHARES REDEEMED
   A-Class*                                                 (858,116)           (62,400)          (532,141)          (258,354)
   C-Class**                                             (30,974,560)       (52,585,140)       (16,912,845)       (31,773,108)
   H-Class**                                            (521,489,488)      (543,919,231)      (456,170,196)      (497,043,882)
=============================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                                (1,614,147)        39,472,476         18,897,121         22,683,141
-----------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets                     (5,119,611)        41,945,027         19,337,054         18,514,221
NET ASSETS--BEGINNING OF PERIOD                           41,945,027                 --         18,514,221                 --
-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                            $    36,825,416    $    41,945,027    $    37,851,275    $    18,514,221
=============================================================================================================================
UNDISTRIBUTED NET INVESTMENT LOSS                    $      (116,975)   $            --    $      (102,579)   $            --
=============================================================================================================================


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 33

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                        NET REALIZED      NET INCREASE
                                      NET ASSET            NET              AND            (DECREASE)         DISTRIBUTIONS
                                        VALUE,         INVESTMENT       UNREALIZED       IN NET ASSET          FROM NET
                                      BEGINNING           INCOME       GAINS (LOSSES)    VALUE RESULTING       INVESTMENT
                                      OF PERIOD          (LOSS)+       ON SECURITIES     FROM OPERATIONS         INCOME
---------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND A-CLASS
    JUNE 30, 2005#                    $   38.13         $  (.13)         $    (1.55)       $    (1.68)         $        --
    December 31, 2004*                    31.91            (.07)               6.29              6.22                   --

TITAN 500 FUND C-CLASS
    JUNE 30, 2005#                        36.85            (.25)              (1.51)            (1.76)                  --
    December 31, 2004                     31.57            (.52)               5.80              5.28                   --
    December 31, 2003                     20.76            (.38)              11.19             10.81                   --
    December 31, 2002++                   39.24            (.42)             (18.06)           (18.48)                  --
    December 31, 2001++                   60.00            (.57)             (20.19)           (20.76)                  --
    December 31, 2000*++                  64.02             .18               (4.20)            (4.02)                  --

TITAN 500 FUND H-CLASS
    JUNE 30, 2005#                        38.13            (.13)              (1.56)            (1.69)                  --
    December 31, 2004                     32.43            (.25)               5.95              5.70                   --
    December 31, 2003                     21.18            (.19)              11.44             11.25                   --
    December 31, 2002++                   39.66            (.21)             (18.27)           (18.48)                  --
    December 31, 2001++                   60.03            (.24)             (20.13)           (20.37)                  --
    December 31, 2000*++                  75.00            1.80              (16.74)           (14.94)                (.03)

TEMPEST 500 FUND A-CLASS

    JUNE 30, 2005#                        42.11            (.15)               1.51              1.36                   --
    December 31, 2004*                    50.99            (.11)              (8.77)            (8.88)                  --

TEMPEST 500 FUND C-CLASS
    JUNE 30, 2005#                        40.92            (.30)               1.45              1.15                   --
    December 31, 2004                     51.58            (.73)              (9.93)           (10.66)                  --
    December 31, 2003                     92.07           (1.03)             (39.46)           (40.49)                  --
    December 31, 2002                     67.98           (1.36)              26.19             24.83                   --
    December 31, 2001*                    61.02            (.88)               7.84              6.96                   --

TEMPEST 500 FUND H-CLASS
    JUNE 30, 2005#                        42.13            (.15)               1.50              1.35                   --
    December 31, 2004                     52.66            (.38)             (10.15)           (10.53)                  --
    December 31, 2003                     93.27            (.56)             (40.05)           (40.61)                  --
    December 31, 2002                     68.39            (.71)              26.33             25.62                   --
    December 31, 2001                     56.61            (.27)              12.05             11.78                   --
    December 31, 2000*                    50.00             .95                5.98              6.93                 (.32)

                                    DISTRIBUTIONS                       NET INCREASE       NET ASSET
                                      FROM NET                          (DECREASE) IN        VALUE,                 TOTAL
                                      REALIZED           TOTAL            NET ASSET          END OF              INVESTMENT
                                    CAPITAL GAINS    DISTRIBUTIONS          VALUE            PERIOD                RETURN
----------------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND A-CLASS
    JUNE 30, 2005#                    $      --         $    --          $    (1.68)       $    36.45                (4.41)%
    December 31, 2004*                       --              --                6.22             38.13                19.49%

TITAN 500 FUND C-CLASS
    JUNE 30, 2005#                           --              --               (1.76)            35.09                (4.78)%
    December 31, 2004                        --              --                5.28             36.85                16.72%
    December 31, 2003                        --              --               10.81             31.57                52.07%
    December 31, 2002++                      --              --              (18.48)            20.76               (47.09)%
    December 31, 2001++                      --              --              (20.76)            39.24               (34.60)%
    December 31, 2000*++                     --              --               (4.02)            60.00                (6.28)%

TITAN 500 FUND H-CLASS
    JUNE 30, 2005#                           --              --               (1.69)            36.44                (4.43)%
    December 31, 2004                        --              --                5.70             38.13                17.58%
    December 31, 2003                        --              --               11.25             32.43                53.12%
    December 31, 2002++                      --              --              (18.48)            21.18               (46.60)%
    December 31, 2001++                      --              --              (20.37)            39.66               (33.93)%
    December 31, 2000*++                     --            (.03)             (14.97)            60.03               (19.92)%

TEMPEST 500 FUND A-CLASS

    JUNE 30, 2005#                           --              --                1.36             43.47                 3.23%
    December 31, 2004*                       --              --               (8.88)            42.11               (17.42)%

TEMPEST 500 FUND C-CLASS
    JUNE 30, 2005#                           --              --                1.15             42.07                 2.81%
    December 31, 2004                        --              --              (10.66)            40.92               (20.67)%
    December 31, 2003                        --              --              (40.49)            51.58               (43.98)%
    December 31, 2002                      (.74)           (.74)              24.09             92.07                36.54%
    December 31, 2001*                       --              --                6.96             67.98                11.41%

TEMPEST 500 FUND H-CLASS
    JUNE 30, 2005#                           --              --                1.35             43.48                 3.20%
    December 31, 2004                        --              --              (10.53)            42.13               (20.00)%
    December 31, 2003                        --              --              (40.61)            52.66               (43.54)%
    December 31, 2002                      (.74)           (.74)              24.88             93.27                37.48%
    December 31, 2001                        --              --               11.78             68.39                20.81%
    December 31, 2000*                       --            (.32)               6.61             56.61                13.92%

                                                          RATIOS TO
                                                     AVERAGE NET ASSETS:
                                      -------------------------------------------------
                                                                                NET                            NET ASSETS,
                                                                             INVESTMENT       PORTFOLIO          END OF
                                         GROSS              NET                INCOME          TURNOVER       PERIOD (000'S
                                       EXPENSES@         EXPENSES@             (LOSS)          RATE***          OMITTED)
---------------------------------------------------------------------------------------------------------------------------
 TITAN 500 FUND A-CLASS
    JUNE 30, 2005#                       1.62%**           1.62%**            (0.70)%**            25%         $     2,008
    December 31, 2004*                   1.61%**           1.61%**            (0.68)%**           190%               1,555

TITAN 500 FUND C-CLASS
    JUNE 30, 2005#                       2.35%**           2.35%**            (1.43)%**            25%              61,197
    December 31, 2004                    2.45%             2.45%              (1.52)%             190%              77,838
    December 31, 2003                    2.46%             2.46%              (1.52)%             769%              70,715
    December 31, 2002++                  2.50%             2.50%              (1.56)%           1,227%              11,491
    December 31, 2001++                  2.64%             2.50%              (2.08)%           1,494%               7,965
    December 31, 2000*++                 2.50%**           2.50%**             3.10%**             --                  190

TITAN 500 FUND H-CLASS
    JUNE 30, 2005#                       1.62%**           1.62%**            (0.70)%**            25%             304,837
    December 31, 2004                    1.70%             1.70%              (0.77)%             190%             352,125
    December 31, 2003                    1.71%             1.71%              (0.77)%             769%             247,115
    December 31, 2002++                  1.75%             1.75%              (0.81)%           1,227%             124,716
    December 31, 2001++                  1.89%             1.75%              (0.52)%           1,494%              97,786
    December 31, 2000*++                 2.21%**           1.75%**             4.08%**             --               64,745

TEMPEST 500 FUND A-CLASS

    JUNE 30, 2005#                       1.62%**           1.62%**            (0.70)%**            --                3,175
    December 31, 2004*                   1.65%**           1.65%**            (0.72)%**            --                1,498

TEMPEST 500 FUND C-CLASS
    JUNE 30, 2005#                       2.36%**           2.36%**            (1.44)%**            --               32,573
    December 31, 2004                    2.45%             2.45%              (1.52)%              --               28,465
    December 31, 2003                    2.46%             2.46%              (1.52)%              --               33,841
    December 31, 2002                    2.50%             2.50%              (1.49)%              --               16,786
    December 31, 2001*                   2.50%**           2.50%**            (1.52)%**            --                1,231

TEMPEST 500 FUND H-CLASS
    JUNE 30, 2005#                       1.62%**           1.62%**            (0.70)%**            --              321,155
    December 31, 2004                    1.70%             1.70%              (0.77)%              --              224,369
    December 31, 2003                    1.71%             1.71%              (0.77)%              --              311,796
    December 31, 2002                    1.75%             1.75%              (0.81)%              --              340,962
    December 31, 2001                    1.75%             1.75%              (0.39)%              --              128,237
    December 31, 2000*                   2.59%**           1.75%**             2.95%**             --               35,941

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 19, 2000--TITAN 500 FUND H-CLASS AND TEMPEST 500 FUND H-CLASS; NOVEMBER 27, 2000--TITAN 500 FUND C-CLASS; MARCH 7, 2001--TEMPEST 500 FUND C-CLASS; SEPTEMBER 1, 2004--TITAN 500 FUND A-CLASS AND TEMPEST 500 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR PERIODS ENDED DECEMBER 31, 2000 THROUGH DECEMBER 31, 2002 HAVE BEEN RESTATED TO REFLECT A 1:3 REVERSE STOCK SPLIT EFFECTIVE APRIL 21, 2003.

  #   UNAUDITED

  @ EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


34 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                        NET REALIZED     NET INCREASE
                                      NET ASSET            NET              AND           (DECREASE)          DISTRIBUTIONS
                                        VALUE,          INVESTMENT       UNREALIZED      IN NET ASSET           FROM NET
                                      BEGINNING           INCOME       GAINS (LOSSES)   VALUE RESULTING        INVESTMENT
                                      OF PERIOD          (LOSS)+       ON SECURITIES    FROM OPERATIONS          INCOME
---------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND A-CLASS
     JUNE 30, 2005#                   $   22.72         $  (.07)         $    (3.94)       $    (4.01)         $        --
     December 31, 2004*                   16.73            (.10)               6.09              5.99                   --

VELOCITY 100 FUND C-CLASS
     JUNE 30, 2005#                       21.41            (.13)              (3.71)            (3.84)                  --
     December 31, 2004                    18.82            (.27)               2.86              2.59                   --
     December 31, 2003                     9.69            (.22)               9.77              9.55                   --
     December 31, 2002                    31.45            (.19)             (21.57)           (21.76)                  --
     December 31, 2001                   104.50            (.45)             (72.60)           (73.05)                  --
     December 31, 2000*++                160.00           (2.00)             (53.50)           (55.50)                  --

VELOCITY 100 FUND H-CLASS
     JUNE 30, 2005#                       22.72            (.07)              (3.93)            (4.00)                  --
     December 31, 2004                    19.81            (.15)               3.06              2.91                   --
     December 31, 2003                    10.11            (.12)              10.24             10.12                   --
     December 31, 2002                    32.06            (.12)             (21.83)           (21.95)                  --
     December 31, 2001                   104.70            (.14)             (72.50)           (72.64)                  --
     December 31, 2000*++                250.00            2.30             (147.60)          (145.30)                  --

VENTURE 100 FUND A-CLASS
     JUNE 30, 2005#                       20.06            (.08)               3.53              3.45                   --
     December 31, 2004*                   28.20            (.04)              (8.10)            (8.14)                  --

VENTURE 100 FUND C-CLASS
     JUNE 30, 2005#                       19.56            (.16)               3.44              3.28                   --
     December 31, 2004                    26.15            (.38)              (6.21)            (6.59)                  --
     December 31, 2003                    71.08            (.58)             (44.35)           (44.93)                  --
     December 31, 2002                    48.72           (1.13)              25.48             24.35                   --
     December 31, 2001*                   57.68            (.69)              (8.27)            (8.96)                  --

VENTURE 100 FUND H-CLASS
     JUNE 30, 2005#                       20.05            (.08)               3.53              3.45                   --
     December 31, 2004                    26.59            (.20)              (6.34)            (6.54)                  --
     December 31, 2003                    71.71            (.31)             (44.81)           (45.12)                  --
     December 31, 2002                    48.87            (.58)              25.41             24.83                   --
     December 31, 2001                    51.44            (.29)              (2.28)            (2.57)                  --
     December 31, 2000*                   50.00            1.01                 .90              1.91                 (.47)

                                    DISTRIBUTIONS                        NET INCREASE      NET ASSET
                                       FROM NET                         (DECREASE) IN        VALUE,                TOTAL
                                       REALIZED           TOTAL            NET ASSET         END OF             INVESTMENT
                                    CAPITAL GAINS     DISTRIBUTIONS          VALUE           PERIOD               RETURN
----------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND A-CLASS
     JUNE 30, 2005#                   $      --         $    --          $    (4.01)       $    18.71             (17.65)%
     December 31, 2004*                      --              --                5.99             22.72              35.80%

VELOCITY 100 FUND C-CLASS
     JUNE 30, 2005#                          --              --               (3.84)            17.57             (17.94)%
     December 31, 2004                       --              --                2.59             21.41              13.76%
     December 31, 2003                     (.42)           (.42)               9.13             18.82              98.54%
     December 31, 2002                       --              --              (21.76)             9.69             (69.19)%
     December 31, 2001                       --              --              (73.05)            31.45             (69.90)%
     December 31, 2000*++                    --              --              (55.50)           104.50             (34.69)%

VELOCITY 100 FUND H-CLASS
     JUNE 30, 2005#                          --              --               (4.00)            18.72             (17.61)%
     December 31, 2004                       --              --                2.91             22.72              14.69%
     December 31, 2003                     (.42)           (.42)               9.70             19.81             100.09%
     December 31, 2002                       --              --              (21.95)            10.11             (68.47)%
     December 31, 2001                       --              --              (72.64)            32.06             (69.38)%
     December 31, 2000*++                    --              --             (145.30)           104.70             (58.12)%

VENTURE 100 FUND A-CLASS
     JUNE 30, 2005#                          --              --                3.45             23.51              17.20%
     December 31, 2004*                      --              --               (8.14)            20.06             (28.87)%

VENTURE 100 FUND C-CLASS
     JUNE 30, 2005#                          --              --                3.28             22.84              16.77%
     December 31, 2004                       --              --               (6.59)            19.56             (25.20)%
     December 31, 2003                       --              --              (44.93)            26.15             (63.21)%
     December 31, 2002                    (1.99)          (1.99)              22.36             71.08              50.09%
     December 31, 2001*                      --              --               (8.96)            48.72             (15.53)%

VENTURE 100 FUND H-CLASS
     JUNE 30, 2005#                          --              --                3.45             23.50              17.21%
     December 31, 2004                       --              --               (6.54)            20.05             (24.60)%
     December 31, 2003                       --              --              (45.12)            26.59             (62.92)%
     December 31, 2002                    (1.99)          (1.99)              22.84             71.71              50.92%
     December 31, 2001                       --              --               (2.57)            48.87              (5.00)%
     December 31, 2000*                      --            (.47)               1.44             51.44               3.92%

                                                        RATIOS TO
                                                   AVERAGE NET ASSETS:
                                    -------------------------------------------------
                                                                             NET                              NET ASSETS,
                                                                          INVESTMENT       PORTFOLIO            END OF
                                        GROSS              NET              INCOME         TURNOVER          PERIOD (000'S
                                      EXPENSES@          EXPENSES@          (LOSS)          RATE***            OMITTED)
--------------------------------------------------------------------------------------------------------------------------
VELOCITY 100 FUND A-CLASS
     JUNE 30, 2005#                     1.62%**            1.62%**         (0.70)%**            38%          $     4,257
     December 31, 2004*                 1.58%**            1.58%**         (0.65)%**           154%                2,308

VELOCITY 100 FUND C-CLASS
     JUNE 30, 2005#                     2.35%**            2.35%**         (1.43)%**            38%               56,846
     December 31, 2004                  2.44%              2.44%           (1.51)%             154%               86,591
     December 31, 2003                  2.46%              2.46%           (1.52)%             530%               54,498
     December 31, 2002                  2.50%              2.50%           (1.54)%             298%               15,311
     December 31, 2001                  2.50%              2.50%           (1.58)%             733%               15,205
     December 31, 2000*++               2.50%**            2.50%**        (14.36)%**           757%                   83

VELOCITY 100 FUND H-CLASS
     JUNE 30, 2005#                     1.61%**            1.61%**         (0.69)%**            38%              470,027
     December 31, 2004                  1.67%              1.67%           (0.76)%             154%              663,642
     December 31, 2003                  1.71%              1.71%           (0.77)%             530%              460,652
     December 31, 2002                  1.75%              1.75%           (0.81)%             298%              162,943
     December 31, 2001                  1.75%              1.75%           (0.81)%             733%              197,495
     December 31, 2000*++               2.16%**            1.75%**          1.89%**            757%              130,126

VENTURE 100 FUND A-CLASS
     JUNE 30, 2005#                     1.62%**            1.62%**         (0.70)%**            --                 1,654
     December 31, 2004*                 1.54%**            1.54%**         (0.61)%**            --                   639

VENTURE 100 FUND C-CLASS
     JUNE 30, 2005#                     2.36%**            2.36%**         (1.44)%**            --                46,951
     December 31, 2004                  2.45%              2.45%           (1.52)%              --                27,640
     December 31, 2003                  2.46%              2.46%           (1.52)%              --                38,597
     December 31, 2002                  2.50%              2.50%           (1.60)%              --                22,654
     December 31, 2001*                 2.50%**            2.50%**         (1.42)%**            --                 5,794

VENTURE 100 FUND H-CLASS
     JUNE 30, 2005#                     1.62%**            1.62%**         (0.70)%**            --               445,759
     December 31, 2004                  1.70%              1.70%           (0.77)%              --               294,779
     December 31, 2003                  1.71%              1.71%           (0.77)%              --               323,450
     December 31, 2002                  1.75%              1.75%           (0.80)%              --               299,375
     December 31, 2001                  1.75%              1.75%           (0.50)%              --               136,249
     December 31, 2000*                 2.41%**            1.75%**          4.87%**             --                28,808

  * SINCE THE COMMENCEMENT OF OPERATIONS: MAY 23, 2000--VENTURE 100 FUND H-CLASS; MAY 24, 2000--VELOCITY 100 FUND H-CLASS; NOVEMBER 20, 2000--VELOCITY 100 FUND C-CLASS; MARCH 8, 2001--VENTURE 100 FUND C-CLASS; SEPTEMBER 1, 2004--VELOCITY 100 FUND A-CLASS AND VENTURE 100 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE YEAR.

 ++ PER SHARE AMOUNTS FOR THE PERIOD ENDED DECEMBER 31, 2000 HAVE BEEN RESTATED TO REFLECT A 1:10 REVERSE STOCK SPLIT EFFECTIVE APRIL 20, 2001.

  #   UNAUDITED

  @ EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 35

FINANCIAL HIGHLIGHTS (CONCLUDED)
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                                        NET REALIZED      NET INCREASE
                                      NET ASSET                             AND           (DECREASE)          DISTRIBUTIONS
                                        VALUE,            NET            UNREALIZED       IN NET ASSET           FROM NET
                                      BEGINNING        INVESTMENT      GAINS (LOSSES)    VALUE RESULTING        INVESTMENT
                                      OF PERIOD          LOSS+         ON SECURITIES     FROM OPERATIONS          INCOME
---------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                   $   25.39         $  (.08)         $    (2.56)       $    (2.64)         $        --
     December 31, 2004*                   22.72            (.05)               2.72              2.67                   --

LONG DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                       25.22            (.17)              (2.53)            (2.70)                  --
     December 31, 2004*                   25.00            (.30)                .52               .22                   --

LONG DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                       25.38            (.08)              (2.54)            (2.62)                  --
     December 31, 2004*                   25.00            (.14)                .52               .38                   --

INVERSE DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                       45.41            (.16)               4.27              4.11                   --
     December 31, 2004*                   52.00            (.11)              (6.29)            (6.40)                  --

INVERSE DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                       45.10            (.34)               4.22              3.88                   --
     December 31, 2004*                   50.00            (.69)              (4.02)            (4.71)                  --

INVERSE DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                       45.41            (.16)               4.28              4.12                   --
     December 31, 2004*                   50.00            (.33)              (4.07)            (4.40)                  --

                                     DISTRIBUTIONS                      NET INCREASE        NET ASSET
                                       FROM NET                        (DECREASE) IN         VALUE,                 TOTAL
                                       REALIZED          TOTAL           NET ASSET           END OF              INVESTMENT
                                     CAPITAL GAINS   DISTRIBUTIONS         VALUE             PERIOD                RETURN
----------------------------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                   $      --         $    --          $    (2.64)       $    22.75               (10.40)%
     December 31, 2004*                      --              --                2.67             25.39                11.75%

LONG DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                          --              --               (2.70)            22.52               (10.71)%
     December 31, 2004*                      --              --                 .22             25.22                 0.88%

LONG DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                          --              --               (2.62)            22.76               (10.32)%
     December 31, 2004*                      --              --                 .38             25.38                 1.52%

INVERSE DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                          --              --                4.11             49.52                 9.05%
     December 31, 2004*                    (.19)           (.19)              (6.59)            45.41               (12.30)%

INVERSE DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                          --              --                3.88             48.98                 8.60%
     December 31, 2004*                    (.19)           (.19)              (4.90)            45.10                (9.42)%

INVERSE DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                          --              --                4.12             49.53                 9.07%
     December 31, 2004*                    (.19)           (.19)              (4.59)            45.41                (8.80)%

                                                RATIOS TO
                                           AVERAGE NET ASSETS:
                                      ----------------------------
                                                                                            NET ASSETS,
                                                           NET           PORTFOLIO             END OF
                                            TOTAL       INVESTMENT       TURNOVER          PERIOD (000'S
                                          EXPENSES@       LOSS            RATE***             OMITTED)
--------------------------------------------------------------------------------------------------------
LONG DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                        1.62%**       (0.70)%**          255%           $      940
     December 31, 2004*                    1.56%**       (0.63)%**          796%                  359

LONG DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                        2.35%**       (1.43)%**          255%                2,024
     December 31, 2004*                    2.41%**       (1.48)%**          796%                4,368

LONG DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                        1.61%**       (0.69)%**          255%               33,862
     December 31, 2004*                    1.65%**       (0.72)%**          796%               37,218

INVERSE DYNAMIC DOW 30 FUND A-CLASS
     JUNE 30, 2005#                        1.60%**       (0.68)%**           --                   181
     December 31, 2004*                    1.62%**       (0.69)%**           --                   347

INVERSE DYNAMIC DOW 30 FUND C-CLASS
     JUNE 30, 2005#                        2.37%**       (1.45)%**           --                 1,664
     December 31, 2004*                    2.43%**       (1.50)%**           --                   455

INVERSE DYNAMIC DOW 30 FUND H-CLASS
     JUNE 30, 2005#                        1.62%**       (0.70)%**           --                36,007
     December 31, 2004*                    1.67%**       (0.74)%**           --                17,712

  * SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004 -- LONG DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS AND INVERSE DYNAMIC DOW 30 FUND C-CLASS AND H-CLASS; SEPTEMBER 1, 2004 -- LONG DYNAMIC DOW 30 FUND A-CLASS AND INVERSE DYNAMIC DOW 30 FUND A-CLASS.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  +   CALCULATED USING THE AVERAGE DAILY SHARES OUTSTANDING FOR THE PERIOD.

  #   UNAUDITED

  @ EXPENSE RATIOS TO AVERAGE NET ASSETS INCLUDE EXPENSES OF THE CORRESPONDING MASTER PORTFOLIO.


36 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

MASTER-FEEDER ARRANGEMENT
--------------------------------------------------------------------------------

Each of the six funds included in the Trust are operating under a 'master-feeder arrangement'. Under a master-feeder arrangement, a Feeder Fund ("feeder") invests substantially all of its assets in the Master Portfolio ("master"), a separate open-ended investment company that has the same investment objectives as the feeder, e.g., the Titan 500 Fund would act as a feeder, holding shares of the Titan 500 Master Portfolio as its only investment. The Master Portfolio, in turn, invests in securities and derivatives to meet its investment objective.

The following statements represent the Master Portfolio, which is the part of the master-feeder arrangement in which Feeder Funds invest. Please see Notes to Financial Statements for more information about the master-feeder arrangement.

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 37

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TITAN 500      TEMPEST 500     VELOCITY 100      VENTURE 100
                                                                         MASTER           MASTER           MASTER           MASTER
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                        $ 431,635,120    $ 347,281,777    $ 625,347,879    $ 464,230,847
Segregated Cash with Broker                                           3,134,250        6,334,050        6,270,000        7,029,250
Receivable for Equity Index Swap Settlement (Note 1)                         --        5,139,248               --       14,804,121
Receivable for Futures Contracts Settlement (Note 1)                         --          766,426               --          426,122
Receivable for Shares Purchased                                       1,823,952          112,582       11,811,502       12,581,295
Investment Income Receivable (Note 1)                                   408,025           11,908           20,257           17,635
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                     437,001,347      359,645,991      643,449,638      499,089,270
==================================================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                     3,042,819               --        5,556,657               --
Payable for Futures Contracts Settlement (Note 1)                       410,110               --          376,200               --
Payable upon Return of Securities Loaned (Note 9)                    57,541,839               --      105,617,004               --
Liability for Shares Redeemed                                         7,635,936        2,446,991          310,145        4,319,220
Investment Advisory Fee Payable (Note 4)                                288,716          258,880          397,240          352,829
Custody Fees Payable                                                      7,714            6,903           17,773            9,409
----------------------------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                 68,927,134        2,712,774      112,275,019        4,681,458
==================================================================================================================================
NET ASSETS                                                        $ 368,074,213    $ 356,933,217    $ 531,174,619    $ 494,407,812
==================================================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                   $ 400,725,697    $ 756,510,289    $ 676,308,640    $ 667,673,201
Undistributed Net Investment Income (Loss)                            2,385,154        2,814,192         (299,794)       4,088,643
Accumulated Net Realized Loss on Investments, Options,
   Equity Index Swaps, and Futures Contracts                        (85,944,033)    (408,947,120)    (251,525,008)    (183,311,572)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, Equity Index Swaps and Futures Contracts                 50,907,395        6,555,856      106,690,781        5,957,540
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                        $ 368,074,213    $ 356,933,217    $ 531,174,619    $ 494,407,812
==================================================================================================================================
SHARES OUTSTANDING                                                   12,245,796        8,965,775       66,614,583       20,326,977
NET ASSET VALUES                                                  $       30.06    $       39.81    $        7.97    $       24.32

* THE COST OF SECURITIES AT VALUE IS $377,319,589, $347,290,477, $512,718,640, $464,237,847, $31,552,041 AND $33,048,759, RESPECTIVELY.

                                              See Notes to Financial Statements.


38 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                                   JUNE 30, 2005
--------------------------------------------------------------------------------

                                                                           LONG              INVERSE
                                                                 DYNAMIC DOW 30       DYNAMIC DOW 30
                                                               MASTER PORTFOLIO     MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------
ASSETS
Securities at Value* (Notes 1, 2, 6 and 9)                        $  32,958,333        $  33,048,759
Segregated Cash with Broker                                             602,550              586,950
Receivable for Equity Index Swap Settlement (Note 1)                         --            1,315,068
Receivable for Futures Contracts Settlement (Note 1)                         --              136,955
Receivable for Shares Purchased                                       7,527,695            2,789,342
Investment Income Receivable (Note 1)                                    36,273                2,670
----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                      41,124,851           37,879,744
====================================================================================================

LIABILITIES
Payable for Equity Index Swap Settlement (Note 1)                       786,464                   --
Payable for Futures Contracts Settlement (Note 1)                       206,612                   --
Payable upon Return of Securities Loaned (Note 9)                     3,278,554                   --
Liability for Shares Redeemed                                                --                   --
Investment Advisory Fee Payable (Note 4)                                 24,382               25,063
Custody Fees Payable                                                        671                  669
----------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                  4,296,683               25,732
====================================================================================================
NET ASSETS                                                        $  36,828,168        $  37,854,012
====================================================================================================

NET ASSETS CONSIST OF
Paid-In Capital                                                   $  38,409,769        $  40,249,200
Undistributed Net Investment Income (Loss)                              238,097              240,911
Accumulated Net Realized Loss on Investments, Options,
   Equity Index Swaps, and Futures Contracts                         (2,468,977)          (4,385,208)
Net Unrealized Appreciation (Depreciation) on Investments,
   Options, Equity Index Swaps and Futures Contracts                    649,279            1,749,109
----------------------------------------------------------------------------------------------------
NET ASSETS                                                        $  36,828,168        $  37,854,012
====================================================================================================
SHARES OUTSTANDING                                                    1,601,378              762,709
NET ASSET VALUES                                                  $       23.00        $       49.63


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 39

STATEMENTS OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      TITAN 500      TEMPEST 500     VELOCITY 100      VENTURE 100
                                                                         MASTER           MASTER           MASTER           MASTER
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                 $   1,109,623    $   4,314,372    $   1,154,115    $   6,346,714
Interest from Securities Lending, net (Note 9)                           24,221               --           99,667               --
Dividends, Net of Foreign Tax Withheld* (Note 1)                      2,707,326               --          924,293               --
Other Income                                                              1,527               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
   Total Income                                                       3,842,697        4,314,372        2,178,075        6,346,714
----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                     1,694,938        1,463,299        2,398,929        2,202,522
Custody Fees                                                             42,421           36,881           78,940           55,549
Tax Expense                                                                 326               --               --               --
----------------------------------------------------------------------------------------------------------------------------------
   Total Expenses                                                     1,737,685        1,500,180        2,477,869        2,258,071
----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                          2,105,012        2,814,192         (299,794)       4,088,643
==================================================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                (2,102,002)         (24,800)     (10,459,344)         (74,200)
Equity Index Swaps                                                   (3,546,773)         365,397      (50,948,924)      42,586,794
Futures Contracts                                                    (3,205,565)      (8,942,132)     (12,148,703)       9,328,823
----------------------------------------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                    (8,854,340)      (8,601,535)     (73,556,971)      51,841,417
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                (3,116,281)          (2,100)     (31,971,981)          (3,400)
Equity Index Swaps                                                   (2,801,114)       5,895,589       (4,323,674)       2,774,633
Futures Contracts                                                    (4,726,488)       2,188,586       (3,451,677)       1,851,227
----------------------------------------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                (10,643,883)       8,082,075      (39,747,332)       4,622,460
----------------------------------------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                      (19,498,223)        (519,460)    (113,304,303)      56,463,877
----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $ (17,393,211)   $   2,294,732    $(113,604,097)   $  60,552,520
==================================================================================================================================

  *   NET OF FOREIGN TAX WITHHELD OF $0, $0, $7,544, $0, $0, AND $0,
      RESPECTIVELY.

                                              See Notes to Financial Statements.


40 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

                                                      Period Ended June 30, 2005
--------------------------------------------------------------------------------

                                                                           LONG              INVERSE
                                                                 DYNAMIC DOW 30       DYNAMIC DOW 30
                                                               MASTER PORTFOLIO     MASTER PORTFOLIO
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest (Note 1)                                                 $     124,423        $     369,668
Interest from Securities Lending, net (Note 9)                            2,063                   --
Dividends, Net of Foreign Tax Withheld* (Note 1)                        251,116                   --
Other Income                                                                 --                   --
----------------------------------------------------------------------------------------------------
   Total Income                                                         377,602              369,668
----------------------------------------------------------------------------------------------------

EXPENSES
Investment Advisory Fees (Note 4)                                       136,043              125,561
Custody Fees                                                              3,462                3,196
Tax Expense                                                                  --                   --
----------------------------------------------------------------------------------------------------
   Total Expenses                                                       139,505              128,757
----------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                                            238,097              240,911
====================================================================================================

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 1)
Net Realized Gain (Loss) on:
Investment Securities                                                  (725,948)                  --
Equity Index Swaps                                                     (697,891)          (1,036,253)
Futures Contracts                                                      (378,468)            (583,352)
----------------------------------------------------------------------------------------------------
   Total Net Realized Gain (Loss)                                    (1,802,307)          (1,619,605)
----------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities                                                  (479,099)                  --
Equity Index Swaps                                                     (897,558)           1,556,937
Futures Contracts                                                      (447,622)             364,269
----------------------------------------------------------------------------------------------------
Net Change in Unrealized Appreciation (Depreciation)                 (1,824,279)           1,921,206
----------------------------------------------------------------------------------------------------
Net Gain (Loss) on Investments                                       (3,626,586)             301,601
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS             $  (3,388,489)       $     542,512
====================================================================================================


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 41

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          TITAN 500                          TEMPEST 500
                                                       MASTER PORTFOLIO                    MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       PERIOD              YEAR            PERIOD              YEAR
                                                        ENDED             ENDED             ENDED             ENDED
                                                     JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                        2005+              2004             2005+              2004
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $    2,105,012    $    3,340,217    $    2,814,192    $    1,368,218
Net Realized Gain (Loss) on Investments            (8,854,340)       31,046,169        (8,601,535)     (118,740,288)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (10,643,883)       18,784,272         8,082,075        21,626,605
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                (17,393,211)       53,170,658         2,294,732       (95,745,465)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                --        (7,022,274)               --                --
-------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                        --        (7,022,274)               --                --
===================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    540,300,131     1,527,373,764       604,487,784     1,385,079,824
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                   --                --                --                --
COST OF SHARES REDEEMED                          (586,451,035)   (1,459,766,951)     (504,320,222)   (1,380,653,282)
===================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                        (46,150,904)       67,606,813       100,167,562         4,426,542
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS             (63,544,115)      113,755,197       102,462,294       (91,318,923)
NET ASSETS--BEGINNING OF PERIOD                   431,618,328       317,863,131       254,470,923       345,789,846
-------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $  368,074,213    $  431,618,328    $  356,933,217    $  254,470,923
===================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                               $    2,385,154    $      280,142    $    2,814,192    $           --
===================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                18,040,343        54,950,649        14,958,808        30,363,072
   Shares Purchased Through Reinvestment                   --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total Purchased                                 18,040,343        54,950,649        14,958,808        30,363,072
   Shares Redeemed                                (19,567,494)      (53,016,615)      (12,618,225)      (30,994,414)
-------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                 (1,527,151)        1,934,034         2,340,583          (631,342)
===================================================================================================================

  *   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

  +   UNAUDITED

                                              See Notes to Financial Statements.


42 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

                                                         VELOCITY 100                        VENTURE 100
                                                       MASTER PORTFOLIO                    MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       PERIOD              YEAR            PERIOD              YEAR
                                                        ENDED             ENDED             ENDED             ENDED
                                                     JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                        2005+              2004             2005+              2004
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $     (299,794)   $    2,412,282    $    4,088,643    $    2,099,594
Net Realized Gain (Loss) on Investments           (73,556,971)       53,182,716        51,841,417      (190,801,238)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                  (39,747,332)       27,390,525         4,622,460        29,577,774
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                               (113,604,097)       82,985,523        60,552,520      (159,123,870)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                --        (1,325,211)               --                --
-------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                        --        (1,325,211)               --                --
===================================================================================================================
SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                  1,185,213,809     2,540,629,542     1,075,301,175     2,427,247,227
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                   --                --                --                --
COST OF SHARES REDEEMED                        (1,293,090,020)   (2,384,430,941)     (964,663,448)   (2,307,481,488)
===================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                       (107,876,211)      156,198,601       110,637,727       119,765,739
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS            (221,480,308)      237,858,913       171,190,247       (39,358,131)
NET ASSETS--BEGINNING OF PERIOD                   752,654,927       514,796,014       323,217,565       362,575,696
-------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                         531,174,619    $  752,654,927    $  494,407,812    $  323,217,565
===================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                                     (299,794)   $           --    $    4,088,643    $           --
===================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                               146,824,577       314,354,568        45,024,071        91,809,067
   Shares Purchased Through Reinvestment                   --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total Purchased                                146,824,577       314,354,568        45,024,071        91,809,067
   Shares Redeemed                               (158,203,086)     (297,869,477)      (40,325,814)      (89,506,312)
-------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                (11,378,509)       16,485,091         4,698,257         2,302,755
===================================================================================================================

                                                         LONG DYNAMIC                      INVERSE DYNAMIC
                                                            DOW 30                              DOW 30
                                                       MASTER PORTFOLIO                    MASTER PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
                                                       PERIOD              YEAR            PERIOD              YEAR
                                                        ENDED             ENDED             ENDED             ENDED
                                                     JUNE 30,      DECEMBER 31,          JUNE 30,      DECEMBER 31,
                                                        2005+             2004*             2005+             2004*
-------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
Net Investment Income (Loss)                   $      238,097    $      138,113    $      240,911    $       47,156
Net Realized Gain (Loss) on Investments            (1,802,307)          (22,376)       (1,619,605)       (3,876,534)
Net Change in Unrealized Appreciation
   (Depreciation) on Investments                   (1,824,279)        2,473,558         1,921,206          (172,097)
-------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Operations                                 (3,388,489)        2,589,295           542,512        (4,001,475)
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM: (NOTE 1)
Realized Gain on Investment                                --                --                --          (191,407)
-------------------------------------------------------------------------------------------------------------------
Total Distributions to Shareholders                        --                --                --          (191,407)
===================================================================================================================

SHARE TRANSACTIONS
PROCEEDS FROM SHARES PURCHASED                    268,949,291       338,885,039       271,127,020       309,251,914
VALUE OF SHARES PURCHASED THROUGH
   DIVIDEND REINVESTMENT                                   --                --                --                --
COST OF SHARES REDEEMED                          (270,679,590)     (299,527,378)     (252,335,141)     (286,539,411)
===================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
   FROM SHARE TRANSACTIONS                         (1,730,299)       39,357,661        18,791,879        22,712,503
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS              (5,118,788)       41,946,956        19,334,391        18,519,621
NET ASSETS--BEGINNING OF PERIOD                    41,946,956                --        18,519,621                --
-------------------------------------------------------------------------------------------------------------------
NET ASSETS--END OF PERIOD                      $   36,828,168    $   41,946,956    $   37,854,012    $   18,519,621
===================================================================================================================
UNDISTRIBUTED NET INVESTMENT
   INCOME (LOSS)                               $      238,097    $           --    $      240,911    $           --
===================================================================================================================

TRANSACTIONS IN SHARES
   Shares Purchased                                11,125,705        14,555,898         5,675,337         5,987,299
   Shares Purchased Through Reinvestment                   --                --                --                --
-------------------------------------------------------------------------------------------------------------------
   Total Purchased                                 11,125,705        14,555,898         5,675,337         5,987,299
   Shares Redeemed                                (11,165,383)      (12,914,842)       (5,320,864)       (5,579,063)
-------------------------------------------------------------------------------------------------------------------
   Net Shares Purchased (Redeemed)                    (39,678)        1,641,056           354,473           408,236
===================================================================================================================

See Notes to Financial Statements.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 43

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund's performance for the periods presented.

                                                       NET REALIZED     NET INCREASE
                               NET ASSET      NET          AND           (DECREASE)
                                 VALUE,   INVESTMENT    UNREALIZED      IN NET ASSET
                               BEGINNING    INCOME    GAINS (LOSSES)   VALUE RESULTING
                               OF PERIOD    (LOSS)    ON SECURITIES    FROM OPERATIONS
---------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   JUNE 30, 2005#               $  31.34    $  .17      $  (1.45)         $ (1.28)
   December 31, 2004               26.85       .24          4.74             4.98
   December 31, 2003               17.72       .09          9.54             9.63
   December 31, 2002               32.91       .14        (15.33)          (15.19)
   December 31, 2001*              50.00       .76        (17.21)          (16.45)

TEMPEST 500 MASTER PORTFOLIO
   JUNE 30, 2005#                  38.41       .31          1.09             1.40
   December 31, 2004               47.65       .21         (9.45)           (9.24)
   December 31, 2003               83.76       .04        (36.15)          (36.11)
   December 31, 2002               60.43       .41         22.92            23.33
   December 31, 2001*              50.00       .81         10.00            10.81

VELOCITY 100 MASTER PORTFOLIO
   JUNE 30, 2005#                   9.65        --         (1.68)           (1.68)
   December 31, 2004                8.37      (.05)         1.35             1.30
   December 31, 2003                4.92      (.03)         5.33             5.30
   December 31, 2002               15.44      (.02)       (10.50)          (10.52)
   December 31, 2001*              50.00       .09        (34.65)          (34.56)

VENTURE 100 MASTER PORTFOLIO
   JUNE 30, 2005#                  20.68       .20          3.44             3.64
   December 31, 2004               27.21       .13         (6.66)           (6.53)
   December 31, 2003               72.77       .04        (45.60)          (45.56)
   December 31, 2002               47.73       .47         24.57            25.04
   December 31, 2001*              50.00       .45         (2.51)           (2.06)

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                  25.56       .15         (2.71)           (2.56)
   December 31, 2004*              25.00       .08           .48              .56

INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                  45.36       .32          3.95             4.27
   December 31, 2004*              50.00       .12         (4.24)           (4.12)

                                DISTRIBUTIONS TO FEEDER FUNDS FROM:                  NET INCREASE
                                   NET      RETURN         NET                        (DECREASE)
                               INVESTMENT     OF        REALIZED          TOTAL         IN NET
                                 INCOME     CAPITAL   CAPITAL GAINS   DISTRIBUTIONS   ASSET VALUE
--------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   JUNE 30, 2005#                 $   --     $   --      $   --          $    --       $  (1.28)
   December 31, 2004                  --         --        (.49)            (.49)          4.49
   December 31, 2003                  --         --        (.50)            (.50)          9.13
   December 31, 2002                  --         --          --               --         (15.19)
   December 31, 2001*               (.03)      (.61)         --             (.64)        (17.09)

TEMPEST 500 MASTER PORTFOLIO
   JUNE 30, 2005#                     --         --          --               --           1.40
   December 31, 2004                  --         --          --               --          (9.24)
   December 31, 2003                  --         --          --               --         (36.11)
   December 31, 2002                  --         --          --               --          23.33
   December 31, 2001*               (.38)        --          --             (.38)         10.43

VELOCITY 100 MASTER PORTFOLIO
   JUNE 30, 2005#                     --         --          --               --          (1.68)
   December 31, 2004                  --         --        (.02)            (.02)          1.28
   December 31, 2003                  --         --       (1.85)           (1.85)          3.45
   December 31, 2002                  --         --          --               --         (10.52)
   December 31, 2001*                 --         --          --               --         (34.56)

VENTURE 100 MASTER PORTFOLIO
   JUNE 30, 2005#                     --         --          --               --           3.64
   December 31, 2004                  --         --          --               --          (6.53)
   December 31, 2003                  --         --          --               --         (45.56)
   December 31, 2002                  --         --          --               --          25.04
   December 31, 2001*               (.21)        --          --             (.21)         (2.27)

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                     --         --          --               --          (2.56)
   December 31, 2004*                 --         --          --               --            .56

INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                     --         --          --               --           4.27
   December 31, 2004*                 --         --        (.52)            (.52)         (4.64)

                                                                RATIOS TO
                                                           AVERAGE NET ASSETS:
                                                          ---------------------
                                                                         NET                   NET ASSETS,
                               NET ASSET      TOTAL                  INVESTMENT    PORTFOLIO      END OF
                                VALUE,      INVESTMENT    TOTAL        INCOME      TURNOVER    PERIOD (000'S
                            END OF PERIOD     RETURN     EXPENSES      (LOSS)       RATE***      OMITTED)
------------------------------------------------------------------------------------------------------------
TITAN 500 MASTER PORTFOLIO
   JUNE 30, 2005#               $30.06        (4.08)%     0.92%**      1.10%**           25%    $ 368,074
   December 31, 2004             31.34        18.55%      0.93%        0.95%            190%      431,618
   December 31, 2003             26.85        54.39%      0.94%        0.59%            769%      317,863
   December 31, 2002             17.72       (46.16)%     0.94%        0.64%          1,227%      136,301
   December 31, 2001*            32.91       (33.19)%     1.19%**      1.50%**        1,494%      105,454

TEMPEST 500 MASTER PORTFOLIO
   JUNE 30, 2005#                39.81         3.64%      0.92%**      1.72%**           --       356,933
   December 31, 2004             38.41       (19.39)%     0.93%        0.35%             --       254,471
   December 31, 2003             47.65       (43.11)%     0.94%        0.05%             --       345,790
   December 31, 2002             83.76        38.61%      0.94%        0.52%             --       357,949
   December 31, 2001*            60.43        21.69%      0.91%**      1.93%**           --       129,611

VELOCITY 100 MASTER PORTFOLIO
   JUNE 30, 2005#                 7.97       (17.41)%     0.92%**     (0.11)%**          38%      531,175
   December 31, 2004              9.65        15.63%      0.93%        0.44%            154%      752,655
   December 31, 2003              8.37       107.76%      0.94%       (0.50)%           530%      514,796
   December 31, 2002              4.92       (68.13)%     0.94%       (0.27)%           298%      178,374
   December 31, 2001*            15.44       (69.12)%     0.97%**      0.74%**          733%      213,072

VENTURE 100 MASTER PORTFOLIO
   JUNE 30, 2005#                24.32        17.60%      0.92%**      1.66%**           --       494,408
   December 31, 2004             20.68       (24.00)%     0.93%        0.41%             --       323,218
   December 31, 2003             27.21       (62.61)%     0.94%        0.15%             --       362,576
   December 31, 2002             72.77        52.46%      0.94%        0.67%             --       322,191
   December 31, 2001*            47.73        (4.31)%     0.89%**      2.52%**           --       142,174

LONG DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                23.00       (10.02)%     0.92%**      1.55%**          255%       36,828
   December 31, 2004*            25.56         2.24%      0.93%**      0.96%**          796%       41,947

INVERSE DYNAMIC DOW 30
   MASTER PORTFOLIO
   JUNE 30, 2005#                49.63         9.41%      0.92%**      1.71%**           --        37,854
   December 31, 2004*            45.36        (8.23)%     0.93%**      0.38%**           --        18,520

  * SINCE THE COMMENCEMENT OF OPERATIONS: JANUARY 1, 2001--TITAN 500 MASTER PORTFOLIO, TEMPEST 500 MASTER PORTFOLIO, VELOCITY 100 MASTER PORTFOLIO AND VENTURE 100 MASTER PORTFOLIO; FEBRUARY 20, 2004--LONG DYNAMIC DOW 30 MASTER PORTFOLIO AND INVERSE DYNAMIC DOW 30 MASTER PORTFOLIO.

 **   ANNUALIZED

*** PORTFOLIO TURNOVER RATE IS CALCULATED WITHOUT REGARD TO SHORT-TERM SECURITIES HAVING A MATURITY OF LESS THAN ONE YEAR.

  #   UNAUDITED


44 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES

The Rydex Dynamic Funds (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the "1940 Act") as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of no par value shares. The Trust consists of six separate Master Portfolios (the "Master Portfolios") and six separate Feeder Funds (the "Feeder Funds") (See Note 3). The Feeder Funds offer three classes of shares, A-Class Shares, C-Class Shares, and H-Class Shares. Sales of shares of each Class are made without a sales charge at the net asset value per share, with the exception of A-Class Shares. C-Class Shares have a 1% Contingent Deferred Sales Charge ("CDSC") if Shares are redeemed within 12 months of purchase. A-Class Shares are sold at net asset value, plus the applicable front-end sales charge. The sales charge varies depending on the amount of your purchase, but will not exceed 4.75%. A-Class Share purchases of $1 million or more have a 1% CDSC if Shares are redeemed within 18 months of purchase. The current sales charge rates are as follows:

NET                            SALES CHARGE AS % OF         SALES CHARGE AS % OF
AMOUNT OF INVESTMENT              OFFERING PRICE              AMOUNT INVESTED
--------------------------------------------------------------------------------
Less than $100,000                     4.75%                       4.99%
$100,000 but less
   than $250,000                       3.75%                       3.90%
$250,000 but less
   than $500,000                       2.75%                       2.83%
$500,000 but less
   than $1,000,000                     1.60%                       1.63%
$1,000,000 or greater                  0.00%                       0.00%

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States and are consistently followed by the Trust.

A. The Trust calculates a net asset value per share ("NAV") twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m., Eastern Time, and the afternoon NAV is calculated at the close of the New York Stock Exchange ("NYSE"), usually 4:00 p.m., Eastern Time. The NAV is calculated using the current market value of each Feeder Fund's and Master Portfolio's total assets as of the respective time of calculation. These financial statements are based on the June 30, 2005 afternoon NAV.

B. All equity securities for the morning NAV are valued at the current sales price as of 10:45 a.m., Eastern Time, on the valuation date. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV. Equity securities listed on the Nasdaq market system are valued at the Nasdaq Official Closing Price, usually as of 4:00 p.m., Eastern Time, on the valuation date. Listed options held by the Trust are valued at their last bid price. Over-the-counter options held by the Trust are valued using the average bid price obtained from one or more security dealers. The value of futures contracts purchased and sold by the Trust are accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of 10:45 a.m., Eastern Time, on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price, usually as of 4:00 p.m., Eastern Time, on the valuation date for the afternoon NAV cycle.

The value of domestic equity index swap agreements entered into by the Master Portfolios is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to, at 10:45 a.m., Eastern Time, for the morning NAV, and at the close of the NYSE, usually 4:00 p.m., Eastern Time, for the afternoon NAV. The swap's market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement.

Short-term securities are valued at amortized cost, which approximates market value. Securities and assets, including index options, for which market quotations are not readily available, are valued at fair value as determined in good faith by or under direction of the Board of Trustees or by Rydex Global Advisors (the "Advisor") using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets. The shares of the Master Portfolios held by the Feeder Funds are valued at their respective daily NAV.

C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Interest income, including amortization


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 45

--------------------------------------------------------------------------------

of premiums and accretion of discount, is accrued on a daily basis.

D. Distributions of net investment income and net realized capital gains are recorded on the ex-dividend date. Distributions from net investment income and net realized capital gains are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.

E. When the Master Portfolio engages in a short sale, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Master Portfolio maintains a segregated account of securities as collateral for short sales. The Master Portfolio is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Dividend and interest expenses and fees paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions.

F. Upon the purchase of an option by the Master Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Master Portfolio will realize a loss in the amount of the cost of the option. When the Master Portfolio enters into a closing sale transaction, the Master Portfolio will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When the Master Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Master Portfolio exercises a call option, the cost of the security that the Master Portfolio purchases upon exercise will be increased by the premium originally paid. When the Master Portfolio writes (sells) an option, an amount equal to the premium received is entered in the Master Portfolio's accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, the Master Portfolio realizes a gain.

G. The Master Portfolio may purchase or sell stock index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, the Master Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

H. The Master Portfolio may enter into equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, or equity index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, or equity index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses of the Feeder Funds are allocated to the Classes of the Feeder Funds based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class Shares and H-Class Shares and service and distribution fees related to C-Class Shares, are charged directly to specific Classes.

J. The Master Portfolio may leave Cash in Custodian Bank overnight in its cash account with the custodian, U.S. Bank. Periodically, the Master Portfolio may have Cash Payable to Custodian Bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated Cash with the Broker is held as collateral for investments in derivative instruments such as futures contracts and equity index swap agreements.

K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity.


46 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

L. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

2. FINANCIAL INSTRUMENTS

As part of its investment strategy, the Master Portfolio may utilize a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or its affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

The risk associated with purchasing options is limited to the premium originally paid. Options written by the Master Portfolio involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Master Portfolio may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Master Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that the Master Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. The Master Portfolios have established counterparty credit guidelines and enter into transactions only with financial institutions of investment grade or better.

There are several risks in connection with the use of futures contracts. Futures contracts involve, to varying degrees, risk of loss in excess of amounts reflected in the financial statements. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The use of equity swaps involves risks that are different from those associated with ordinary portfolio securities transactions. Swap agreements may be considered to be illiquid. Although the Master Portfolio will not enter into any swap agreement unless the Advisor believes that the other party to the transaction is creditworthy, the Master Portfolio does bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Master Portfolios have established counterparty credit guidelines and entered into transactions only with financial institutions of investment grade or better.

In conjunction with the use of options, futures, options on futures, swap agreements, as well as short sales of securities, the Master Portfolios are required to maintain collateral in various forms. The Master Portfolios use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Master Portfolio.

Short sales are transactions in which the Master Portfolio sells a security it does not own. If the security the Master Portfolio sold short goes down in price between the time the Master Portfolio sells the security and closes its short position, the Master Portfolio will realize a gain on the transaction. Conversely, if the security goes up in price during the period, the Master Portfolio will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

The risks inherent in the use of options, futures contracts, options on futures contracts, swap agreements as well as short sales of securities include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default.

3. MASTER-FEEDER ARRANGEMENT

Each of the six funds included in the Trust is operating under a 'master-feeder arrangement.' Under a master-feeder arrangement, a Fund invests substantially all of its assets in the Master Portfolio, a separate open-ended


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 47

--------------------------------------------------------------------------------

investment company that has the same investment objectives as the Fund, e.g., the Titan 500 Fund would act as a "feeder fund," holding shares of its Master Portfolio as its only investment. As a result, the Fund has an indirect interest in all of the securities owned by the Master Portfolio. Because of this indirect interest, the Fund's investment returns should be the same as those of the Master Portfolio, adjusted for Fund expenses. The financial statements of the Master Portfolios, including the Schedule of Investments, are included in this report and should be read in conjunction with the Funds' financial statements. The percentage of Titan 500 Master Portfolio, Tempest 500 Master Portfolio, Velocity 100 Master Portfolio, Venture 100 Master Portfolio, Long Dynamic Dow 30 Master Portfolio, and Inverse Dynamic Dow 30 Master Portfolio owned by the Titan 500 Fund, Tempest 500 Fund, Velocity 100 Fund, Venture 100 Fund, Long Dynamic Dow 30 Fund, and Inverse Dynamic Dow 30 Fund, respectively, at June 30, 2005, was 100 percent.

4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of an investment advisory contract, the Trust pays the Advisor, an affiliated entity, investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Master Portfolios. Certain officers and trustees of the Trust are also officers of the Advisor.

Rydex Fund Services, Inc. (the "Servicer"), an affiliated entity, provides transfer agent and administrative services to the Trust for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Feeder Funds. The Servicer also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of the Feeder Funds. Certain officers and trustees of the Trust are also officers of the Servicer.

The Servicer also provides other necessary services to the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class Shares and H-Class Shares that allows the Feeder Funds to pay distribution fees to Rydex Distributors, Inc. (the "Distributor"), an affiliated entity, and other firms that provide distribution services ("Service Providers"). If a Service Provider provides distribution services, the Feeder Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees.

The Trust has adopted a Distribution and Shareholder Services Plan applicable to its C-Class Shares that allows the Feeder Funds to pay annual distribution and service fees of 1.00% of the Funds' C-Class Shares average daily net assets. The annual 0.25% service fee compensates the shareholder's financial advisor for providing on-going services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder's financial advisor an ongoing sales commission. The Distributor advances the first year's service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record. Certain officers and trustees of the Trust are also officers of the Distributor.

5. FEDERAL INCOME TAX INFORMATION

The Funds intend to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for derivatives, losses deferred due to wash sales, lossses deferred due to post-October losses, and excise tax regulations.

Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. This includes net operating losses not utilized during the current year, swap reclasses, capital loss carryforward expired, amortization of organizational cost, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any taxable gain remaining at fiscal year end is distributed in the following year.


48 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

At June 30, 2005, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

                                                             TAX     TAX UNREALIZED   TAX UNREALIZED     NET UNREALIZED
FUND                                                        COST               GAIN             LOSS        GAIN (LOSS)
-----------------------------------------------------------------------------------------------------------------------
Titan 500 Fund                                     $ 359,101,745     $    8,972,468    $          --     $    8,972,468
Tempest 500 Fund                                     269,614,545         87,318,672               --         87,318,672
Velocity 100 Fund                                    507,111,327         24,063,292               --         24,063,292
Venture 100 Fund                                     270,663,829        223,743,983               --        223,743,983
Long Dynamic Dow 30 Fund                              40,285,938                 --       (3,457,770)        (3,457,770)
Inverse Dynamic Dow 30 Fund                           32,191,133          5,662,879               --          5,662,879
Titan 500 Master Portfolio                           368,917,198         65,510,333       (6,200,547)        59,309,786
Tempest 500 Master Portfolio                         347,290,477          6,564,556           (8,700)         6,555,856
Velocity 100 Master Portfolio                        502,891,750        125,297,928       (8,780,257)       116,517,671
Venture 100 Master Portfolio                         464,237,847          5,964,540           (7,000)         5,957,540
Long Dynamic Dow 30 Master Portfolio                  31,384,276          1,699,613         (882,569)           817,044
Inverse Dynamic Dow 30 Master Portfolio               33,048,759          1,749,109               --          1,749,109

6. REPURCHASE AGREEMENTS

The Master Portfolios transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U. S. Treasury or U.S. Government Agencies. The collateral is in the possession of the Master Portfolios' custodians and is evaluated daily to ensure that its market value exceeds 102% of the delivery value of the repurchase agreements at maturity.

The repurchase agreements executed by the joint account and outstanding as of June 30, 2005, are as follows:


COUNTERPARTY                     TERMS OF AGREEMENT    FACE VALUE      MARKET VALUE    MATURITY VALUE
------------------------------------------------------------------------------------------------------
UBS Financial Services, Inc.     2.93% due 07/01/05   $ 275,000,000   $  275,000,000   $   275,022,382
Lehman Brothers, Inc.            2.85% due 07/01/05     120,074,597      120,074,597       120,084,103
Credit Suisse First Boston       2.90% due 07/01/05      89,847,900       89,847,900        89,855,138
------------------------------------------------------------------------------------------------------
                                                                      $  484,922,497   $   484,961,623
======================================================================================================

As of June 30, 2005, the collateral for the repurchase agreements in the joint account is as follows:


SECURITY TYPE                                RANGE OF RATES                PAR VALUE      MARKET VALUE
------------------------------------------------------------------------------------------------------
U. S. Treasury Bonds                        6.125% - 8.000%           $  270,864,000   $   362,603,768
U. S. Treasury Notes                        3.000% - 3.875%              111,435,202       115,149,867
U. S. Treasury Bills                        1.500% - 1.625%                8,896,000         8,938,394
======================================================================================================
                                                                                       $   486,692,029*
------------------------------------------------------------------------------------------------------

In the event of counterparty default, the Trust has the right to collect the collateral to offset losses incurred. There is potential loss to the Trust in the event the Trust is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Trust seeks to assert its rights. The Trust's investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the credit worthiness of those banks and dealers with which the Trust enters into repurchase agreements to evaluate potential risks.

* COLLATERAL VALUE BELOW 102% THRESHOLD WAS REMEDIED THE FOLLOWING DAY AND WAS CONSIDERED FULLY COLLATERALIZED.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 49

--------------------------------------------------------------------------------

7. SECURITIES TRANSACTIONS

During the period ended June 30, 2005, cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

                                  TITAN 500       TEMPEST 500    VELOCITY 100    VENTURE 100     LONG DYNAMIC    INVERSE DYNAMIC
                                     MASTER            MASTER          MASTER         MASTER    DOW 30 MASTER      DOW 30 MASTER
                                  PORTFOLIO         PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO          PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------------
Purchases                     $ 110,038,923       $        --   $ 179,208,299    $        --   $   56,064,262    $            --

Sales                         $  74,329,515       $        --   $ 233,315,778    $        --   $   59,335,050    $            --


50 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

--------------------------------------------------------------------------------

8. SHARE TRANSACTIONS

The Trust is authorized to distribute an unlimited number of no par value shares. Transactions in shares for the periods presented were:

                                                     SHARES PURCHASED           PURCHASED THROUGH DIVIDEND REINVESTMENT
-----------------------------------------------------------------------------------------------------------------------
                                                PERIOD ENDED   PERIOD ENDED          PERIOD ENDED   PERIOD ENDED
                                                    JUNE 30,   DECEMBER 31,              JUNE 30,   DECEMBER 31,
                                                       2005+           2004                 2005+           2004
-----------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND
      A-Class                                         47,261         43,945*                   --             --
      C-Class                                      5,942,492     20,036,208                    --             --
      H-Class                                     45,285,895    110,177,230                    --             --

TEMPEST 500 FUND
      A-Class                                         91,283         36,455*                   --             --
      C-Class                                      3,339,866      4,710,832                    --             --
      H-Class                                     32,084,318     65,082,011                    --             --

VELOCITY 100 FUND
      A-Class                                        276,939        110,613*                   --             --
      C-Class                                     14,407,100     31,649,286                    --             --
      H-Class                                    222,610,405    451,837,507                    --             --

VENTURE 100 FUND
      A-Class                                        146,689         46,049*                   --             --
      C-Class                                     11,344,893     18,661,324                    --             --
      H-Class                                    172,886,192    319,589,042                    --             --

LONG DYNAMIC DOW 30 FUND
      A-Class                                         62,684         16,921*                   --             --
      C-Class                                      1,217,682      2,479,704**                  --             --
      H-Class                                     21,803,732     24,992,934**                  --             --

INVERSE DYNAMIC DOW 30 FUND
      A-Class                                          7,107         12,635*                   --             32*
      C-Class                                        381,239        622,590**                  --             27**
      H-Class                                      9,970,872     10,085,788**                  --          1,418**

                                                     SHARES REDEEMED                 NET SHARES PURCHASED (REDEEMED)
-----------------------------------------------------------------------------------------------------------------------
                                                PERIOD ENDED   PERIOD ENDED          PERIOD ENDED   PERIOD ENDED
                                                    JUNE 30,   DECEMBER 31,              JUNE 30,   DECEMBER 31,
                                                       2005+           2004                 2005+           2004
-----------------------------------------------------------------------------------------------------------------------
TITAN 500 FUND
      A-Class                                      (32,960)          (3,167)*              14,301         40,778*
      C-Class                                   (6,310,778)     (20,164,074)             (368,286)      (127,866)
      H-Class                                  (46,156,323)    (108,562,166)             (870,428)     1,615,064

TEMPEST 500 FUND
      A-Class                                      (53,835)            (877)*              37,448         35,578*
      C-Class                                   (3,261,335)      (4,671,295)               78,531         39,537
      H-Class                                  (30,024,554)     (65,676,812)            2,059,764       (594,801)

VELOCITY 100 FUND
      A-Class                                     (151,013)          (9,034)*             125,926        101,579*
      C-Class                                  (15,215,670)     (30,499,487)             (808,570)     1,149,799
      H-Class                                 (226,711,177)    (445,876,042)           (4,100,772)     5,961,465

VENTURE 100 FUND
      A-Class                                     (108,176)         (14,208)*              38,513         31,841*
      C-Class                                  (10,702,854)     (18,724,233)              642,039        (62,909)
      H-Class                                 (168,618,687)    (317,052,749)            4,267,505      2,536,293

LONG DYNAMIC DOW 30 FUND
      A-Class                                      (35,468)          (2,799)*              27,216         14,122*
      C-Class                                   (1,301,046)      (2,306,495)**            (83,364)       173,209**
      H-Class                                  (21,782,180)     (23,526,437)**             21,552      1,466,497**

INVERSE DYNAMIC DOW 30 FUND
      A-Class                                      (11,102)          (5,020)*              (3,995)         7,647*
      C-Class                                     (357,355)        (612,537)**             23,884         10,080**
      H-Class                                   (9,633,888)      (9,697,181)**            336,984        390,025**

  *   SINCE THE COMMENCEMENT OF OPERATIONS: SEPTEMBER 1, 2004.

 **   SINCE THE COMMENCEMENT OF OPERATIONS: FEBRUARY 20, 2004.

  +   UNAUDITED


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

9. PORTFOLIO SECURITIES LOANED

The Trust lends its securities to approved brokers to earn additional income. Within this arrangement, the Trust acts as the lender, U.S. Bank acts as the agent, and other approved registered broker dealers act as the borrowers. The Trust receives cash collateral, valued at 100% of the value of the securities on loan, which is initially held in a segregated account at U.S. Bank. As agent, U.S. Bank may, for investment purposes, pool the Trust's collateral in joint accounts with cash collateral from one or more other securities lending customers of U.S. Bank. Under the terms of the Trust's securities lending agreement with U.S. Bank, cash collateral may be invested by U.S. Bank in certain high quality, liquid investments. At June 30, 2005, the pooled cash collateral investments consisted of repurchase agreements (52.27%), commercial paper (28.42%), corporate bonds (19.30%), and money market mutual funds (.01%). Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Although the collateral mitigates risk, the Trust could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Trust has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2005, the following funds participated in securities lending and received cash collateral:

FUND                                                CASH COLLATERAL    VALUE OF SECURITIES LOANED
-------------------------------------------------------------------------------------------------
Titan 500 Master Portfolio                          $   57,541,839                 $   55,280,808
Velocity 100 Master Portfolio                          105,617,004                    100,970,283
Long Dynamic Dow 30 Master Portfolio                     3,278,554                      3,157,601


52 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds' portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC's site at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES INFORMATION

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 53

INFORMATION
ON BOARD OF TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.

All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

TRUSTEES AND OFFICERS

                                   LENGTH OF SERVICE
NAME, POSITION AND                     AS TRUSTEE                NUMBER OF
  YEAR OF BIRTH                       (YEAR BEGAN)             FUNDS OVERSEEN
------------------           ------------------------------   ----------------

CARL G. VERBONCOEUR*           Rydex Series Funds - 2004             104
Trustee, President (1952)     Rydex Variable Trust - 2004
                               Rydex Dynamic Funds - 2004
                                 Rydex ETF Trust - 2004

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Chief Executive Officer of Rydex Fund Services, Inc., PADCO Advisors, Inc., PADCO Advisors II, Inc., and Rydex Distributors, Inc. (2003 to present); Executive Vice President of Rydex Fund Services, Inc. (2000 to 2003); Vice President of Rydex Fund Services, Inc. and Rydex Distributors, Inc. (1997 to 2000)
                             ------------------------------

MICHAEL P. BYRUM*              Rydex Series Funds - 2005            105
Trustee, Vice President and   Rydex Variable Trust - 2005
Secretary (1970)               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005
                                 Rydex Capital Partners
                                   SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to present); President of Rydex Global Advisors (2004 to present); Chief Operating Officer of Rydex Global Advisors and Rydex Distributors, Inc. (2003 to 2004)
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

                                   LENGTH OF SERVICE
NAME, POSITION AND                     AS TRUSTEE                NUMBER OF
  YEAR OF BIRTH                       (YEAR BEGAN)             FUNDS OVERSEEN
------------------           ------------------------------   ----------------

COREY A. COLEHOUR              Rydex Series Funds - 1993            104
Trustee (1945)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Senior Vice President of Marketing/Co-Owner, Schield Management Company
                             ------------------------------

J. KENNETH DALTON              Rydex Series Funds - 1995            104
Trustee (1941)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Mortgage Banking Consultant and Investor, The Dalton Group
                             ------------------------------

JOHN O. DEMARET                Rydex Series Funds - 1997            105
Trustee (1940)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003
                             Rydex Capital Partners SPhinX
                                      Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired
                             ------------------------------


54 | THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES
AND OFFICERS (CONCLUDED)
--------------------------------------------------------------------------------

                                   LENGTH OF SERVICE
NAME, POSITION AND                     AS TRUSTEE                NUMBER OF
  YEAR OF BIRTH                       (YEAR BEGAN)             FUNDS OVERSEEN
------------------           ------------------------------   ----------------

WERNER E. KELLER               Rydex Series Funds - 2005            105
Trustee (1940)                Rydex Variable Trust - 2005
                               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005
                                 Rydex Capital Partners
                                   SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)
                             ------------------------------

THOMAS F. LYDON, JR.           Rydex Series Funds - 2005            105
Trustee (1960)                Rydex Variable Trust - 2005
                               Rydex Dynamic Funds - 2005
                                 Rydex ETF Trust - 2005
                                 Rydex Capital Partners
                                   SPhinX Fund - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: President, Global Trends
Investments
                             ------------------------------

PATRICK T. MCCARVILLE          Rydex Series Funds - 1997            104
Trustee (1942)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Founder and Chief Executive Officer, Par Industries, Inc.
                             ------------------------------

ROGER SOMERS                   Rydex Series Funds - 1993           104
Trustee (1944)                Rydex Variable Trust - 1998
                               Rydex Dynamic Funds - 1999
                                 Rydex ETF Trust - 2003

PRINCIPAL OCCUPATIONS DURING PAST FIVE YEARS: Owner, Arrow Limousine
--------------------------------------------------------------------------------

EXECUTIVE OFFICERS

NAME, POSITION AND                                                 PRINCIPAL OCCUPATIONS
   YEAR OF BIRTH                                                   DURING PAST FIVE YEARS
------------------                                                 ----------------------
NICK BONOS*                                      Vice President and Treasurer of Rydex Series Funds, Rydex
Vice President and Treasurer (1963)              Variable Trust, Rydex Dynamic Funds, Rydex ETF Trust, and
                                                 Rydex Capital Partners SPhinX Fund, 2003 to present; Senior
                                                 Vice President of Rydex Fund Services, Inc., 2003 to present;
                                                 Vice President of Accounting of Rydex Fund Services, Inc.,
                                                 2000 to 2003.

JOANNA M. HAIGNEY*                               Chief Compliance Officer Rydex Series Funds, Rydex Variable
Chief Compliance Officer and                     Trust, and Rydex Dynamic Funds, 2004 to present; Assistant
Assistant Secretary (1967)                       Secretary of Rydex Series Funds, Rydex Variable Trust, and Rydex
                                                 Dynamic Funds, 2000 to present; Assistant Secretary of Rydex ETF
                                                 Trust, 2002 to present. Secretary of Rydex Capital Partners SPhinX
                                                 Fund, 2003 to present. Vice President of Compliance of Rydex
                                                 Fund Services, Inc., 2000 to present.

* OFFICERS OF THE FUND ARE DEEMED TO BE "INTERESTED PERSONS" OF THE TRUST, WITHIN THE MEANING OF SECTION 2(A)(19) OF THE 1940 ACT, INASMUCH AS THIS PERSON IS AFFILIATED WITH THE ADVISOR.


                                 THE RYDEX DYNAMIC FUNDS SEMI-ANNUAL REPORT | 55

      [LOGO] RYDEXINVESTMENTS
                  Essential for modern markets(TM)

                  9601 Blackwell Road, Suite 500
                  Rockville, MD 20850
                  www.rydexinvestments.com
                  800-820-0888
                  DYN-SEMI-0705X1205



Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation on September 2, 2005, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the "Trust") believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Global Advisors ("RGA"), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. ("RD"), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RGA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Trust have identified no material weaknesses in such internal controls on behalf of the Trust.

There was no fraud, whether or not material, involving officers or employees of RGA, RD, or the Trust who have a significant role in the Trust's internal controls, including disclosure controls and procedures (as defined in Rule
30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.

(b) There were no significant changes in the Trust's or RGA's internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b) A certification by the registrant's President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                Rydex Dynamic Funds
            --------------------------------------------------------------------

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                        --------------------------------------------------------
                                        Carl G. Verboncoeur, President

Date     September 2, 2005
    ----------------------------------------------------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Carl G. Verboncoeur
                         -------------------------------------------------------
                                        Carl G. Verboncoeur, President

Date     September 2, 2005
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ Nick Bonos
                         -------------------------------------------------------
                                        Nick Bonos, Vice President and Treasurer

Date     September 2, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.